N-2 - USD ($)		Dec. 31, 2025	Sep. 30, 2025
Cover [Abstract]
Entity Central Index Key		0001789470
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		STEPSTONE PRIVATE MARKETS
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class S	Class D	Class I	Class R
SHAREHOLDER FEES
Sales load (percentage of purchase amount) (1)	3.50%	None	None	None

(1)	Investors purchasing Class S Shares will be charged a sales load of 3.50% of the investment amount. The table assumes the sales load is charged. See “Plan of Distribution.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND OPERATING EXPENSES (as a percentage of the Fund’s average net assets attributable to Shares)
Management Fee	1.40%	1.40%	1.40%	1.40%
Acquired Fund Fees and Expenses (2)	0.59%	0.59%	0.59%	0.59%
Interest Payments on Borrowed Funds (3)	0.13%	0.13%	0.13%	0.13%
Distribution and/or Shareholder Servicing Fees (4)	0.85%	0.25%	0.00%	0.85%
Other Expenses (5) , (6)	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	3.19%	2.59%	2.34%	3.19%
(2)
Some or all of the Investment Funds in which the Fund intends to invest charge carried interests, incentive fees or allocations based on the Investment Funds’ performance (“Performance Fees”). The Investment Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00% based on committed capital, and approximately 15%—20% of net profits as a Performance Fee. The Acquired Fund Fees and Expenses disclosed above are based on historic returns of the Investment Funds in which the Fund invested in during the 12 months ended December 31, 2024. These expenses may change substantially over time and, therefore, significantly affect Acquired Fund Fees and Expenses. The 0.59% shown as Acquired Fund Fees and Expenses reflects operating expenses of the Investment Funds (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds) after refunds, excluding any Performance Fees or allocations paid by the Investment Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind,
as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.

(3)
Interest Payments on Borrowed Funds is based on the use of leverage in the form of bank borrowings equal to 0.61% of the Fund’s total net assets and the current annual interest rate on bank borrowings of 6.99%. The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of bank borrowings and variations in market interest rates. Interest expense is required to be treated as an expense of the Fund for accounting purposes. See “Investment Program – Leverage.”

(4)
The Fund has adopted a distribution and shareholder services plan (the “Distribution and Shareholder Services Plan”) and pays the Distribution and Shareholder Servicing Fee under such plan. The maximum annual rates at which the Distribution and Shareholder Servicing Fees may be paid under the Distribution and Shareholder Services Plan (calculated as a percentage of the Fund’s average daily net assets attributable to each of the Class S Shares, Class D Shares and Class R Shares) is 0.85% for Class S Shares and Class R Shares and 0.25% for Class D Shares, of which 0.25% is a shareholder servicing fee and the remaining portion, if any, is a distribution fee. Class I Shares are not subject to any distribution and/or shareholder servicing fee under the Distribution and Shareholder Services Plan. See “Plan of Distribution.”

(5)
Other Expenses include all other expenses incurred by the Fund, such as professional fees relating to legal, tax and audit expenses; Fund operating expenses such as transfer agency fees, custody fees, administration fees, trustee fees, and non-interest
related credit facility fees (amortization of debt acquisition costs); and expenses relating to the offering and sale of Shares. Other Expenses are estimated for the fiscal period ending March 31, 2026.

(6)
Includes amounts paid under an administration agreement (the “Administration Agreement”) between the Fund and StepStone Private Wealth as administrator (the “Administrator”). Under the Administration Agreement, the Fund pays the Administrator an administration fee (the “Administration Fee”) in an amount up to 0.12% on an annualized basis of the Fund’s net assets. From the proceeds of the Administration Fee, the Administrator pays UMB Fund Services, Inc. (the
“Sub-Administrator”)
a
sub-administration
fee (the
“Sub-Administration
Fee”) in an amount up to 0.08% on an annualized basis of the Fund’s net assets, subject to a minimum annual fee. The
Sub-Administration
Fee is paid pursuant to a
sub-administration
agreement and a fund accounting agreement each between the Administrator and the
Sub-Administrator.
The Administration Fee is accrued daily based on the value of the net assets of the Fund as of the close of business on each business day (including any assets in respect of shares that is repurchased by the Fund on such date) and payable in arrears within ten business days after the end of the month. The
Sub-Administration
Fee is calculated in a manner substantially similar to the Administration Fee and is payable monthly in arrears.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
EXAMPLE:
Below is an example of the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical $1,000 investment in each class of Shares, assuming that: (1) the Fund’s annual operating expenses and offering expenses remain at the levels set forth in the table above, except to reduce annual expenses upon completion of organization and offering expenses, (2) the annual return before fees and expenses is 5.00%. (3) the net return after payment of fees and expenses is distributed to shareholders and reinvested at NAV; (4) your financial intermediary does not directly charge you transaction or other fees; and (5) the Expense Cap has been applied through the first anniversary of the effectiveness date of this registration statement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If You SOLD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class S	$66	$130	$196	$372
Class D	$26	$81	$138	$292
Class I	$24	$73	$125	$268
Class R	$32	$98	$167	$349
If You HELD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class S	$66	$130	$196	$372
Class D	$26	$81	$138	$292
Class I	$24	$73	$125	$268
Class R	$32	$98	$167	$349
The examples should not be considered a representation of future expenses, and actual expenses may be greater or less than those shown
. The rate of return of the Fund may be greater or less than the hypothetical 5.00% return used in the Example.
The purpose of the table above is to assist investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. For a more complete description of the various fees and expenses of the Fund, see “Fund Expenses,” “Management Fee” and “Purchases of Shares.”

Purpose of Fee Table , Note [Text Block]		To invest in Class S Shares, Class D Shares or Class R Shares of the Fund, a prospective investor must maintain or open a brokerage account with a financial institution where a selling agreement has been established (“Selling Agent”). Any costs associated with opening such an account are not reflected in the following table or the Examples below. Investors may pay other fees (such as placement fees, wrap account fees or brokerage commissions) to their Selling Agent that are not reflected in the table and examples below. Investors should contact their broker or other financial professional for more information about these costs associated with opening such an account.
Basis of Transaction Fees, Note [Text Block]		percentage of purchase amount
Other Expenses, Note [Text Block]	Other Expenses include all other expenses incurred by the Fund, such as professional fees relating to legal, tax and audit expenses; Fund operating expenses such as transfer agency fees, custody fees, administration fees, trustee fees, and non-interest
		related credit facility fees (amortization of debt acquisition costs); and expenses relating to the offering and sale of Shares. Other Expenses are estimated for the fiscal period ending March 31, 2026.
Acquired Fund Fees and Expenses, Note [Text Block]	Some or all of the Investment Funds in which the Fund intends to invest charge carried interests, incentive fees or allocations based on the Investment Funds’ performance (“Performance Fees”). The Investment Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00% based on committed capital, and approximately 15%—20% of net profits as a Performance Fee. The Acquired Fund Fees and Expenses disclosed above are based on historic returns of the Investment Funds in which the Fund invested in during the 12 months ended December 31, 2024. These expenses may change substantially over time and, therefore, significantly affect Acquired Fund Fees and Expenses. The 0.59% shown as Acquired Fund Fees and Expenses reflects operating expenses of the Investment Funds (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds) after refunds, excluding any Performance Fees or allocations paid by the Investment Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind,
		as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
The Fund’s investment objective is to achieve long-term capital appreciation.
In seeking to achieve our investment objective, we offer an investment alternative for investors seeking to allocate a portion of their long-term portfolios to private markets through a single investment that provides substantial diversification and access to historically top-tier
managers.
Distinctive Attributes
The Fund offers the following attributes which create an attractive opportunity for investors when considering an investment in the Shares.

•
Broad Exposure to Private Markets
: Through a single investment in the Fund, investors gain exposure to the major asset classes within private markets: private equity, real assets and private debt in comprehensive solution.

•
Deep Knowledge and Expertise in Private Markets
: As one of the world’s largest allocators of capital to the private markets, StepStone’s global investment team of over 1,300 professionals oversees approximately $709 billion of Private Market Assets as of March 31, 2025. StepStone’s investment team of 140 professionals allocated an average of over $70 billion over the last three years across fund investments, secondary investments, and co-investments
as of March 31, 2025.

•
Proprietary Database and Insights:
StepStone’s proprietary SPI system represents one of the industry’s most comprehensive and powerful databases, tracking over 18,000 general partners across 49,000 investment funds and 273,000 investments in underlying companies/assets and incorporating information garnered from the over 4,300 investment manager meetings StepStone holds per year.

•
Differentiated Access:
Given its scale, expertise, and relationships, StepStone has preferred access to top-tier
Investment Managers and proprietary opportunities, including
Co-Investments
and secondary investments. Due to the scale and depth of StepStone’s global investment program, the firm has the ability to negotiate preferred terms, including fee discounts for Private Market Assets, that will benefit the Shareholders.

•
Institutional Caliber Investment Management:
StepStone has developed differentiated and customized analytics to drive the SAA of private markets portfolios for large institutional investors. The same tools are used to actively manage the Fund’s allocation across private market asset types to optimize portfolio construction with the goals of enhancing returns, reducing volatility, and managing cash flow for distribution and other purposes.

Investment Strategies
The principal elements of the Advisers’ investment strategy include: (i) allocating the assets of the Fund among the private market asset classes of private equity, real assets and private debt; (ii) securing access to attractive Secondaries,
Co-Investments
and Primary Investments that the Advisers believe offer attractive value across the private market asset classes; (iii) seeking to manage the Fund’s investment level and liquidity using a commitment strategy which will balance total returns with reoccurring distributions and liquidity targets; and (iv) managing risk through ongoing monitoring of the Fund’s portfolio and active portfolio construction.
The Fund intends to invest and/or make capital commitments of at least 80% of its assets in Private Market Assets. Notwithstanding the portion of the Fund’s 80% policy that references counting capital commitments towards the 80% policy, the Fund intends to count the value of any money market funds, cash, other cash equivalents or U.S. Treasury securities with remaining maturities of one year or less that cover unfunded commitments to invest equity in Investment Funds or special purpose vehicles controlled by unaffiliated general partners that will acquire a Private Market Asset, in each case that the Fund reasonably expects to be called in the future, as qualifying Private Market Assets for purposes of its 80% policy. For purposes of the Fund’s 80% policy, “assets” means the Fund’s net assets, plus the amount of any borrowings for investment purposes. The Fund will provide shareholders with 60 days’ notice prior to changing the Fund’s 80% policy. The Fund’s investment objective and strategies are non-fundamental
and may be changed without Shareholder approval. For a complete description of the Fund’s fundamental policies, see “Fundamental Policies” and “Other Fundamental Policies” in the Fund’s SAI.
Asset Allocation
. The Advisers employ an asset allocation strategy that seeks to benefit from the diversification of the Fund’s investments across private investment strategies, geographic markets, and lifecycles.
Access
. The Fund provides Shareholders with access to Private Market Assets and underlying strategies that are generally unavailable to the investing public due to resource requirements and high investment minimums.
Commitment Strategy
. The Advisers plan to manage the Fund’s commitment strategy to reduce the amount of uninvested cash (or “cash drag”) associated with the underlying investments. In the majority of Primary Investments, commitments are made to the fund, and the investments are completed over a three- to six-year
investment period, depending on the fund. As a result, a portion of the committed capital remains uninvested in the form of unfunded commitments.
Primary Investments in which the Fund invests typically experience a
“J-Curve”
– the tendency to deliver negative returns and cash flows in the early years (due to the fund’s investment-related expenses and fees) and to deliver positive returns and positive cash flows later in the fund’s life as its portfolio companies mature and are sold. In order to alleviate this dynamic during the early years, the Fund intends to rely heavily on purchases of Secondaries where all or a substantial portion of the capital has already been invested and
Co-Investments
where the capital is largely deployed at the time of commitment. The Fund will also invest in Seasoned Investments, which are investments made after the Investment Fund has already invested a portion of its capital commitments. Seasoned Investments share many characteristics with, and are evaluated by the Fund in a similar manner as, secondary purchases because Seasoned Investments are made later in an Investment Fund’s lifecycle. As Seasoned Investments are made later in an Investment Fund’s lifecycle than typical primaries, these investments, like secondary purchases, may receive earlier distributions, and the investment returns from these investments may exhibit to a lesser degree the delayed cash flow and return
“J-Curve”
performance associated with primary investments. In addition, Seasoned Investments may enable the Fund to deploy capital more readily with less blind pool risk than investments in typical primaries. Lastly, over time, the Fund may make commitments to Primary Investment funds that have deployed a substantial portion of their commitments prior to the time of the Fund’s commitment. The Fund treats these Primary Investment fund commitments as Secondaries given the substantial deployment of the Primary Investment’s capital, similar to a Seasoned Investment. In certain cases, the Fund may make a Secondary Investment that is contingent upon a primary investment to which the secondary investment is “stapled,” and in such circumstances, the Adviser will treat the entire transaction (including the stapled primary) as a Secondary Investment when funded.
The commitment strategy will aim to keep the Fund substantially invested and to minimize cash drag where possible by making commitments based on anticipated future distributions from investments. The Fund will employ an “over-commitment” strategy, whereby the Fund may commit to making investments in Secondaries,
Co-Investments
and Primary Investments in an amount that exceeds the ability of the Fund to contribute in full at the time of making the commitment, which could result in an insufficient cash supply to fund unfunded commitments to the applicable Investment Funds. See “Risk Factors—Principal Risks Related to Private Market Assets—Commitment Strategy.” The commitment strategy will also take other anticipated cash flows into account, such as those relating to new subscriptions, the redemption of Shares by Shareholders and distributions to Shareholders. To forecast portfolio cash flows, the Advisers will utilize a proprietary model that incorporates historical data, actual portfolio observations, insights, and forecasts by the Advisers.

Risk Management.
The long-term nature of private market investments requires a commitment to ongoing risk management. The Advisers seek to monitor the performance of Private Market Assets and developments at the individual portfolio companies that are material positions held by the Fund. By tracking commitments, capital calls, distributions, valuations, and other pertinent details, the Advisers seek to use a range of techniques to reduce the risk associated with the commitment strategy. These techniques may include, without limitation:

•	Diversifying commitments across Private Market Assets at different parts of fund lifecycles through the use of Secondaries, Co-Investments and Primary Investments.

•	Actively managing cash and liquid assets.

•	Modeling and actively monitoring cash flows to avoid cash drag and maintain maximum appropriate levels of commitment.

•	Seeking to establish credit lines to provide liquidity to satisfy tender requests, consistent with the limitations and requirements of the 1940 Act.
To enhance the Fund’s liquidity, particularly in times of possible net outflows through the repurchase of Shares, the Advisers may from time to time determine to sell certain of the Fund’s assets in the secondary market, which could potentially result in the assets, or a portion thereof, being sold at a discounted value. If the Fund sells a portion of an asset at a discounted value, the retained portion, if not expected to be sold, would not be marked down to the discounted price. For a discussion of potential adjustments to the fair value of the retained portion of an asset of which a portion is sold at a discounted value, see “Calculation of Net Asset Value.” In implementing the Fund’s liquidity management program, so as to minimize cash drag while providing the necessary liquidity to support the Fund’s private equity investment strategies and potential repurchase of Shares, the Fund may invest a portion of the Fund’s assets in securities and vehicles that are intended to provide an investment return while offering better liquidity than private equity investments. The liquid assets may include both fixed income and equities as well as public and private vehicles that derive their investment returns from fixed income and equity securities.
Subsidiaries.
 The Fund invests in entities (1) that will be primarily controlled by the Fund; and (2) that primarily engage in investment activities in securities or other assets (each such entity, a “Subsidiary”). A Subsidiary is “primarily controlled” by a fund when (a) the registered fund controls the unregistered entity within the meaning of Section 2(a)(9) of the 1940 Act; and (b) the registered fund’s control of the unregistered entity is greater than that of any other person. In addition, the Fund does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets, other than entities wholly-owned or majority-owned by the Fund. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole member or shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund.
The Fund does not expect that any Subsidiary will be required to register as an investment company under the 1940 Act. The Fund expects that any investment advice provided by an investment adviser to a Subsidiary of the Fund would be provided by the Fund’s investment adviser and the Fund’s Board will consider any investment advisory services provided to a Subsidiary of the Fund in connection with the Board’s annual consideration of the Fund’s investment advisory agreement. Any investment advisory agreement for a Subsidiary will comply with Section 15 of the 1940 Act, including that (i) such investment advisory agreement will be approved by the Fund’s Board and (ii) such investment advisory agreement between the Subsidiary and its investment adviser will be filed as an exhibit to the Registration Statement.
The Fund will comply with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with any Subsidiary and, accordingly, will treat any Subsidiary’s debt as the Fund’s own debt. Any Subsidiary also would comply with Section 17 of the 1940 Act relating to affiliated transactions and custody. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies.

Private Equity Asset Class
Private equity is a common term for investments that are typically made in private companies through bespoke, privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, subordinated debt and warrants, or other instruments, depending on the strategy of the investor and the financing requirements of the company. Investments in private equity have grown significantly over the last 20 years, driven principally by large institutional investors seeking increased returns and portfolio efficiency. Large pension funds, endowments, and other sophisticated institutional investors commonly invest a meaningful portion of their overall portfolios to private equity.
The private equity market is diverse and can be divided into several different segments, each of which may exhibit distinct characteristics based on combinations of various factors. These include the type and financing stage of the investment, the geographic region in which the investment is made and the vintage year. The Fund may invest in all segments of private equity on a global basis.
Private Equity Financing Stages
In private equity, the term “financing stage” is used to describe investments (or funds that invest) in companies at a certain stage of development. The different financing stages have distinct risk, return and correlation characteristics and play different roles within a diversified private equity portfolio. Broadly speaking, private equity investments can be broken down into three financing stages: buyout, venture capital and growth equity. These categories may be further subdivided based on the investment strategies that are employed. The Fund may make private equity investments across all financing stages and investment strategies.

•
Buyouts
. Control investments in established, cash flow positive companies are usually classified as buyouts. Buyout investments may focus on small-, mid-
or large-capitalization companies, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions—particularly in the large-cap
segment. Overall, debt financing typically makes up
45-65%
of the price paid for a company.

•
Venture Capital
. Investments in new and emerging companies are usually classified as venture capital. Such investments are often in technology, healthcare, or other high growth industries. Companies financed by venture capital are generally not cash flow positive at the time of investment and may require several rounds of financing before the company can be sold privately or taken public. Venture capital investors may finance companies along the full path of development or focus on certain sub-stages
(usually classified as seed, early, and late stage) and often do so in partnership with other investors.

•
Growth Equity
. Growth equity investors target companies that require additional capital to expand their businesses but are typically more mature than the recipients of traditional venture capital. Such companies might be in a high growth phase but have largely mitigated the basic technology risk in their business plan. Many venture capitalists will consider a later stage investment in previously venture-backed companies to be a growth investment. The Advisers define growth equity as a minority equity investment in a profitable company where the capital invested is used to accelerate commercialization of a product, for example, as opposed to funding a business that is not cash flow positive.

Real Assets Asset Class
The real assets asset class includes infrastructure, real estate, energy, agriculture and other natural resources investments. The common thread across the sub-strategies
is a component of current yield and an expected insulation of the underlying asset’s appreciation against the effects of inflation. The mix of current yield and growth across the underlying assets will vary depending on the specific asset class and stage of development of the underlying assets. Institutional investors have long made significant allocations to private real estate and other real assets and have increasingly embraced infrastructure over recent years. The Fund intends to invest in real assets on a global basis.
Infrastructure
Infrastructure opportunities arise across multiple geographic regions, including North America, Australasia, Europe and Latin America. Infrastructure assets may include, among other asset types, regulated assets (such as electricity generation, transmission and distribution facilities, gas transportation and distribution systems, water distribution, and waste water collection and processing facilities), transportation assets (such as toll roads, airports, seaports, railway lines, intermodal facilities), renewable power generation (wind, solar and hydro power) and communications assets (including broadcast and wireless towers, fiber, data centers, distributed network systems and satellite networks). These assets share certain investment features that may be attractive as part of an overall diversified portfolio, including some or all of the following:

•	Provision for essential services with few substitutes that generally serve as the backbone for local, regional, and national economic and social activity.

•	Stable and predictable income and cash flow that are often inflation-linked with low return correlations to traditional asset classes such as public equities and fixed income.

•	Inelastic demand with strong pricing power for their use as essential assets for a functioning society.

•	Limited operating risk.

•	High operating margins and predictable maintenance capital requirements.

•	Strong competitive advantages characteristics with high barriers to entry.
In many cases, the rates, or the fees charged to end users, that are charged by infrastructure assets are determined by regulators, concession agreements with governments, and long-term contracts. Owners of such assets in many cases have the ability to increase such rates or fees at some level linked to inflation or economic growth.
Energy
Energy related assets consist of investments in the oilfield service and equipment manufacturing, exploration and production, technology, pipelines, and storage sectors. Energy investments will focus on the removal of the fuel from the earth, transportation of the resource to the refinery or storage facility, the storage of the resources until they are distributed to a third party, and the servicers that support each stage outlined above.
Energy investments will generally focus on a specific level of development for the underlying assets. When the Fund purchases developed or “producing” assets, these investments will have an expected stream of cash flows that will likely be distributed to investors on an expected and reoccurring basis. Early stage assets will require significantly more capital as the underlying assets are being developed. Upon reaching a stage where the underlying assets begin to produce the underlying resources, leverage can be applied to the known production which can typically be utilized to drive continued development of the assets or begin to create cash flows to investors. Early stage assets generally rely on a higher component of investment level appreciation vs. current yield to drive returns to compensate the investors for the level of development risk.
Agriculture and other Natural Resources
Agriculture consists of direct investments in rural land, along with crop and livestock assets that produce food, fiber, and energy. Agriculture investments focus on the productive capacity of the land base, and returns are based on the biological growth of crops and livestock, as well as appreciation of land and related assets.

Agriculture investments have often shown historical returns with a positive correlation to inflation, a low or negative correlation to public equities and debt, and low volatility in their return profile with stable income attributes.
Agriculture may also include forestry investments, including tree farms, and managed natural forests. Forestry investments provide revenue generation from multiple sources, including harvesting, leasing, and usage fees.
This category also includes other natural resources opportunities, including industries such as steel and iron ore production, base metal production, paper products, chemicals, building materials, coal, alternative energy sources, environmental services, industrial and precious metals.
Real Estate
Private real estate is a common term for unregistered real estate investments made through privately negotiated transactions. Private real estate investments are typically equity investments in the underlying real estate property, but in some cases, may also involve the debt/mortgages supporting the properties. Private real estate will generally include, without limitation, multifamily, retail, office, hospitality, data centers, senior living, and industrial assets.
The Fund will generally employ a multi-strategy approach in an attempt to diversify the risk-reward profiles and the underlying types of real estate in which it invests within the strategies noted below. However, the Fund does not currently intend to invest in general partner-led (“GP-led”) real estate secondaries. Because each real estate strategy may perform differently throughout the overall real estate and economic cycle, the Fund will seek to invest in a diversified pool of assets that include multiple strategies in order to have lower volatility than targeting a single investment strategy.

•
Value Add/Opportunistic.
The “value add” or “opportunistic” strategy typically focuses on more active asset management and often employs more leverage. Such investments can include properties that require repositioning, recapitalization, or ground-up
development, in both primary and secondary markets, and in all property types and geographies. Properties are considered value add when they would benefit from repositioning or moderate renovations and opportunistic when they require major renovations or ground-up
development. Due to the capital expenditures required under this strategy, the underlying properties may not have meaningful current yield. Ultimately, the returns may be 100% dependent on the appreciation of the asset due to the repositioning/renovations undertaken by the investment manager and resulting expected cash flows for the properties into the future.

•
Core Plus.
The “core plus” strategy seeks moderate risk portfolios with moderate levels of leverage that are intended to provide higher returns than core portfolios. Such investments can have similarities to core but often with an emphasis on a modest value add management approach. The focus is on the main property types, in both primary and secondary markets, in Class A or B quality buildings that may benefit from some level of enhancement (i.e., moderate refurbishment or incremental leasing).

•
Core.
The “core” strategy targets high-quality portfolios with real estate assets that provide relatively lower and more stable returns and no or low levels of leverage. Such investments are typically located in primary markets and consist of the main property types (office, industrial multi-family, and retail). Core properties are stable, well-maintained, well-leased, and are of Class A quality and locations. Class A properties are the most prestigious buildings competing for premier tenants with rents above average for the area. For example, office properties tend to be Class A buildings with predominantly investment grade tenants. Core multi-family properties are usually in major metropolitan areas with higher rental rates. Core retail would typically be more traditional neighborhood and community shopping centers, as well as regional and super regional malls.

Private Debt Asset Class
Private debt is a common term for loans and similar investments typically made in private companies that are generally negotiated directly with the borrower. Private debt investments may be structured using a range of financial instruments, including but not limited to, first and second lien senior secured loans, unitranche debt, unsecured debt, and structurally subordinated instruments. From time to time these investments might include equity features such as warrants, options, common stock or preferred stock, depending on the strategy of the investor and the financing requirements of the company or asset. The global capital markets have undergone substantial and structural changes since the 2008-2009 Global Financial Crisis. Where once banks were dominant providers of credit, their relative size is in secular decline, thus creating an opportunity for other providers of capital. In addition, a new regulatory regime surrounding bank balance sheets has placed greater emphasis on the private non-bank
lending sector—this capital is increasingly provided by pension funds and insurance companies who maintain an allocation to this asset class. The Fund may invest in all forms of private debt on a global basis.
Private Debt Instruments
The Fund may invest in private debt across all types of instruments and asset classes. First and second lien senior secured loans are situated at the top of the capital structure and typically have the first claim on the assets and cash flows of a company. Unsecured debt, including private high yield, structurally subordinated instruments, and some forms of public debt, generally rank junior to secured debt on the capital structure, similar to equity. Due to this priority of cash flows, an investment’s risk increases as it moves further down the capital structure. Investors are usually compensated for this risk associated with junior status in the form of higher expected returns. Loans to private companies can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt, and the degree to which such assets cover the subject company’s debt obligations. The Fund’s private debt investments may be rated below investment grade by rating agencies or would be rated below investment grade if they were rated. Below investment grade securities (commonly referred to as high yield securities or “junk bonds”) have predominantly speculative characteristics and may carry a greater risk with respect to a borrower’s capacity to pay interest and repay principal. See “Risk Factors—Principal Risks Related to an Investment in the Fund—High Yield Securities and Distressed Securities.”
Private debt will include direct lending to borrowers, alternative lending (such as trade finance, receivable transfer, life settlement, consumer lending, etc.) and leveraged loans. The Fund may invest in the debt securities of small or middle-market portfolio companies. Additionally, the Fund may also invest in distressed debt
(non-control
and distressed for control), turnarounds and
non-performing
loans that may be classified as special situations. Distressed debt and turnarounds represent opportunities where the debt or equity of the company is trading or otherwise available at a level significantly below the expected value of the assets if the company were to undertake a balance sheet restructuring or overall improvement to operations. The value drivers and cash flow characteristics of distressed debt investments are frequently distinct from those of other private debt and private equity investments, complementing the other private equity and private debt components of a portfolio.
The Fund expects to access the private debt asset class, other than distressed debt and leveraged loans, principally through primaries.
Impact Investing
Impact investing covers a wide spectrum of investments in companies focused on positive, measurable improvements across a range of social and environmental metrics. Investors in such companies seek clarity around the impact goal and then measure objective data to gauge the results while earning a competitive financial return—often termed the “double bottom line.” Impact investing goes further than screening for investments associated with undesirable consequences and seeks to create desirable impact while maintaining financial discipline.

The Advisers are focused on strategies that deliver impact but also competitive risk-adjusted returns. The Advisers believe that impact investing requires specialized domain expertise to effectively execute on the dual mandate. The Fund’s strategy will include impact investments through primaries, secondaries and
Co-Investments
across private equity, real assets and private debt.
Types of Investment Structures
The Fund invests, directly and indirectly, in private equity, real assets and private debt through the various structures described below.
Secondary Investments
Secondary Investments or “Secondaries” typically refer to investments in either existing private investment funds or individual operating companies, projects or properties through the acquisition of an existing interest by one investor from another in a negotiated transaction, which are referred to as limited partner-led
(or
“LP-led”)
secondaries. In so doing, the buyer will acquire the existing interest and take on any future funding obligations in exchange for future returns and distributions. There is also a growing
GP-led
secondary market, which has evolved toward strip sales and Continuation Vehicles with general partners structuring a vehicle that allows for continued participation in the growth of the remaining assets, or a specific asset, beyond a fund’s traditional exit time frame.
Because Secondary Investments are generally made when a Primary Investment is three-to-seven
years into its investment period and has deployed a significant portion of its capital into portfolio companies, these investments are viewed as more mature. Since its inception, StepStone has invested in Secondary Investments that were
70-75%
deployed on average. Thus, they are not typically expected to exhibit the initial decline in NAV associated with primaries and may reduce the impact of the
“J-Curve”
associated with private market investing.
Open-Ended Funds typically refer to investments in evergreen or long duration structures, where the interest of one or multiple investors is acquired by another investor, or an interest is acquired by an investor through the provision of growth capital, in both cases typically at NAV. For the purposes of the Fund strategy, Open-Ended Funds are considered Secondary Investments, given they are, similarly, the acquisition of an interest in what is typically a mature portfolio, and all, or the majority, of capital is deployed at the time of investment, and therefore the impact of the
“J-Curve”
is expected to be mitigated. There can be no assurance that any or all Secondary Investments made by the Fund will exhibit this pattern of investment returns, and realization of later gains is dependent upon the performance of each Investment Fund’s portfolio investments.
The Fund will also invest in Seasoned Investments, which are investments made after the Investment Fund has already invested a portion of its capital commitments. Seasoned Investments share many characteristics with, and are evaluated by the Fund in a similar manner as, secondary purchases because Seasoned Investments are made later in an Investment Fund’s lifecycle. As Seasoned Investments are made later in an Investment Fund’s lifecycle than typical primaries, these investments, like secondary purchases, may receive earlier distributions, and the investment returns from these investments may exhibit to a lesser degree the delayed cash flow and return
“J-curve”
performance associated with primary investments. In addition, Seasoned Investments may enable the Fund to deploy capital more readily with less blind pool risk than investments in typical primaries.
Secondary Investments also include special purpose vehicles or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars) in which a meaningful portion of the portfolio of such special purpose vehicle or similar instrument is known prior to the time of the Fund’s investment. Quota share instruments are a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio of catastrophe-oriented policies, according to a pre-defined percentage. For example, under a 10% quota share agreement, the special purpose vehicle would be entitled to 10% of all premiums associated with a defined portfolio and be responsible for 10% of all related claims. The Fund, as a holder of a quota share issued by a special purpose vehicle, would be entitled to its pro rata share of premiums received by the special purpose vehicle and would be responsible for its pro rata share of the claims, up to the total amount invested.
In certain cases, the Fund may make a Secondary Investment that is contingent upon a Primary Investment to which the Secondary Investment is “stapled,” and in such circumstances, the Adviser will treat the entire transaction (including the stapled Primary) as a Secondary Investment when funded.
The market for purchasing Investment Funds on the secondary market may be very limited and competitive, and the strategies and Investment Funds to which the Fund wishes to allocate capital may not be available for secondary investment at any given time. Purchases of Investment Funds on the secondary market may be heavily negotiated and may create additional transaction costs for the Fund.
The Advisers leverage their longstanding and intimate relationships with general partners of Investment Funds and intermediaries to source and diligence investments in Secondary Investments. See “—General Due Diligence” below for additional information. After the Advisers complete their diligence on, and obtain all internal approvals for, a Secondary Investment, the Fund will submit a binding letter of intent to acquire the investment in the Secondary Investment. If the offer is accepted by the seller (i.e., the limited partner in an
LP-led
transaction or the general partner in a
GP-led
secondary transaction), the Fund and the seller negotiate and finalize the legal documentation to close the transaction. Prior to submitting a binding letter of intent in an
LP-led
secondary transaction, the Fund will obtain the consent of the general partner of a Secondary Investment to effectuate the transfer of the interest in the Secondary Investment from an existing limited partner to the Fund, unless such transfer does not require the consent of the Secondary Investment’s general partner. While it is possible that a general partner may not consent to the transfer of the interest to the Fund in an
LP-led
secondary transaction, this risk is mitigated by the fact that
LP-led
secondaries are often directed to the Advisers by the general partner of the Secondary Investment and, in many cases, funds managed by the Advisers are pre-approved
as secondary buyers by the general partner of the Secondary Investment.
The Fund will value its investments in Secondary Investments and other Private Market Assets at fair value. See “Calculation of Net Asset Value.” Secondary Investments may be acquired at a discount to the Investment Fund’s NAV. Secondary Investments acquired at a discount will be marked up to the most recent NAV reported by the applicable Investment Manager when the Fund next determines its daily NAV, resulting in an unrealized gain. Such unrealized gains will increase the Fund’s NAV and performance by the difference between the most recent NAV reported by the Investment Manager and the negotiated purchase price. Risks associated with an Investment Manager’s reported valuations are included in “Risk Factors—Principal Risks Related to Private Market Assets—Valuation of the Fund’s Interests in Investment Funds.” To the extent any gains on the Secondary Investment, including the gains resulting from negotiated purchases at a discount, are realized, the tax impact to shareholders is disclosed in “Tax Aspects.”
The secondary market continues to evolve and expand. Secondaries may include various structures by which the Fund gains exposure to private markets including those described above and others that share some of the same characteristics. The Fund may invest in the equity or debt of structured transactions such as collateralized fund obligations or similar investment vehicles (“CFOs”) that own existing funds and co-investments.
Such CFOs would be considered Secondary Investments by the Fund. The Fund may also invest in open-end
or
closed-end
funds and similar investment vehicles, which may be evergreen funds with existing assets at the time of the Fund’s investment.
Co-Investments
Co-Investments
involve either directly, or through a special purpose vehicle, acquiring an equity interest in an operating company or project generally alongside an investment by an Investment Manager.
Co-Investments

are generally structured such that the lead and
co-investors
collectively hold a controlling interest of the operating company or project. Capital committed to a
Co-Investment
is typically invested immediately, mitigating
J-Curve
and creating a more predictable cash flow dynamic, but equity
Co-Investments
may also involve a commitment to fund additional capital under certain circumstances.
Primary Investments
Primary Investments, or “primaries,” typically refer to investments in newly established private market funds that are early in their lifecycle and have typically not yet begun investing. Primary investments are made during an initial fundraising period in the form of capital commitments, which are then called down by the Fund and utilized to finance its investments in portfolio companies during a predefined period. A private market fund’s NAV will typically exhibit a
“J-Curve,”
undergoing a decline in the early portion of the fund’s lifecycle as investment-related expenses and fees accrue prior to the realization of investment gains from portfolio investments, with the trend typically reversing in the later portion of the fund’s lifecycle as portfolio investments are sold and gains from investments are realized and distributed. There can be no assurance that any or all primary investments made by the Fund will exhibit this pattern of investment returns and realization of later gains is dependent upon the performance and disposition of each Primary Investment’s portfolio investments. Private equity and real asset Primary Investment funds typically range in duration from ten to twelve years, including extensions, while private debt Primary Investment funds typically range in duration from eight to ten years. Underlying investments in portfolio investments generally have a three to six year range of duration with potentially shorter periods for private debt or longer for infrastructure investments.
Primary Investments are generally
closed-end
funds and only accept new investments during a finite period. Typically, Investment Managers will not launch new funds more frequently than every two-to-four
years. Market leaders generally offer multiple primary investments each year, but they may not offer funds within a given geography or that pursue a certain strategy in any particular year. Accordingly, many funds managed by top-tier private market firms will be unavailable for a primary investment at any given time. Because of the limited timeframe of opportunity for investment in any given fund, having a well-established relationship with an Investment Manager is critically important for primary investors.
Primary Investments also include quota share instruments structured as blind pools or in which a meaningful portion of the portfolio has not been identified at the time of the Fund’s investment. See “Investment Program—Types of Investment Structures—Secondary Investments” above for additional information on quota share instruments.
Geographic Regions
Private Market Assets may be domiciled in the United States or outside the United States, though the Fund will principally invest in U.S.-domiciled investments. The Advisers intend for the Fund to have limited exposure to emerging market countries.
Investment Selection
The Advisers seek to invest the Fund’s capital allocated to each segment in the highest quality investments available. As available investment opportunities are analyzed, investment professionals seek to evaluate them in relation to historical benchmarks and peer analysis, current information from the Advisers’ private market investments, and against each other.
General Due Diligence
The Advisers and their investment personnel use a range of resources to identify and source the availability of promising Private Market Assets. The Advisers’ investment approach is based on the extensive research conducted by their research professionals. The Advisers’ research professionals are organized into sector-focused teams, which allow the Advisers to develop a deep perspective on the different sub-sectors
in the private markets.

The Advisers’ research professionals assess the relative attractiveness of different geographies and strategies for private market investments. This allows the Advisers to identify the areas that they believe will outperform over the next three to five years, the typical investing cycle of a private market asset. Shorter-term opportunistic allocations will also be utilized to seek to capitalize on near-term market trends. Examples of factors that are considered include the supply of capital available for investments (based on fundraising) compared to the likely supply of investment opportunities; projected growth rates; availability of leverage; long-term industry and geographic-specific trends; regulatory and political conditions; and demographic and technological trends.
The due diligence process is led by at least one StepStone partner, who is supported by the sector team that covers the relevant Investment Manager. StepStone’s Investment Committee(s) will also be highly involved throughout the manager evaluation and selection process. The Investment Committee will conduct a detailed review of each Investment Manager that has passed into the due diligence stage. StepStone’s due diligence report serves as a framework for these discussions. Once a deal has been identified as a potential transaction, the deal team summarizes the opportunity in a report. Each report is reviewed, and the team prioritizes the opportunity accordingly. Through this process, the Advisers can identify the most attractive opportunities and focus their resources on the most promising leads.
The Fund’s investment due diligence process generally is expected to include these elements:
Secondary Investments

•	Independent financial modeling on an asset-by-asset basis (each underlying portfolio company), where applicable, to validate both projected multiple and internal rate of return assumptions.

•	Research and analysis of the assets, sectors and strategies related to the Investment Fund, and the effect on underlying portfolio positions.

•
Assessment of the managerial capability of the Investment Manager and the quality of the Investment Fund, including the Investment Manager’s ability and bandwidth for managing the existing portfolio towards liquidity.

•	ESG and Operational Due Diligence.
Co-Investments

•	Independent financial modeling as a means of testing and validating the business plan assumptions and projections, exit returns and valuations.

•
Comparative analysis through review and the assigning of a risk score, considering key quantitative and qualitative risk factors including, but not limited to, regulatory risk, technology risk and market risk.

•	Industry research (including evaluation of market size, potential growth and competitive dynamics).

•	Assessment of the Investment Manager’s suitability for the investment and the managerial capability and depth at the underlying asset level.

•	ESG and Operational Due Diligence.
Primary Investments

•
Evaluation of the Investment Manager’s experience and resources to establish their ability to implement its investment strategy, through team, platform and performance assessments, discussions with third party references (including the Investment Manager community, limited partner community, and portfolio company founders), Investment Manager interviews, and other fund manager meetings.

•	Evaluation of the proposed investment strategy for appropriateness to the investment environment.

•	Detailed review of the Investment Manager’s prior track record, including individual investment partner level attribution, and projection modeling for historical funds.

•	Assessment of operational support and bandwidth for managing the existing portfolio.

•	ESG and Operational Due Diligence.

•	Evaluation of fund terms with a particular focus on alignment of interest between the Investment Manager and limited partners.
For each priority deal, the assigned investment team gathers and reviews available information on the underlying assets. To facilitate this process, StepStone utilizes its proprietary database, SPI, that tracks information on over 273,000 investments in underlying companies/assets, 18,000 general partners across 49,000 Investment Funds and incorporating information garnered from over 4,300 Investment Manager meetings StepStone holds per year. This database is populated with information StepStone has gathered from general partner meetings, due diligence materials, quarterly reports, annual meetings, marketing materials and other sources. The database is critical during the preliminary due diligence phase, as some parties are unwilling to share portfolio information early in the process. During this stage, StepStone also leverages information from the independent valuation assessments produced by StepStone’s monitoring and reporting team. This exercise encompasses thousands of companies and provides valuable insights on the quality of the funds’ underlying assets and the general partners’ valuation practices.
After preliminary due diligence is completed, the sector team works closely with the Investment Committee to validate that the opportunity fits the Fund’s strategy and meets its investment objective. The Investment Committee also provides valuable feedback on the assets, the merits and the risks/opportunities of each transaction.
The Advisers finalize their diligence process by interviewing the general partner, placing third party reference calls, reviewing fund-level legal documents and performing sensitivity and scenario analyses. Once the final diligence items have been performed, the Advisers will make an investment decision.
During this diligence process for all Private Market Assets, the Advisers review offering documents, financial statements, regulatory filings and client correspondence, and may conduct interviews with senior personnel of Investment Managers. In particular, the Advisers expect to regularly communicate with the Fund’s Investment Managers and other personnel about the Private Market Assets in which the Fund has invested or may invest, or about particular investment strategies, risk management and general market trends. This interaction facilitates ongoing portfolio analysis and may help to address potential issues, such as loss of key team members or proposed changes in constituent documents. It also provides ongoing due diligence feedback for future investments, as additional investments with a particular Investment Manager are considered. The Advisers may also perform background and reference checks on an Investment Manager’s personnel.
There can be no assurance that the Fund’s investment program will be successful, that the objectives of the Fund with respect to liquidity management will be achieved or that the Fund’s portfolio design and risk management strategies will be successful. Prospective investors should refer to the discussion of the risks associated with the investment strategy and structure of the Fund.
ESG Due Diligence
The Advisers fundamentally believe that the integration of environmental, social and governance considerations (“ESG”) in the investment process, both pre-
and post-investment, will lead to improved and sustainable risk-adjusted returns. ESG not only presents risks to be mitigated, but value creation opportunities. As such, the Advisers have fully integrated an ESG process across all asset classes and strategies for the Fund. ESG is not a separate or stand-alone investment strategy.

StepStone has established an ESG due diligence procedure when completing due diligence for broader business, financial, and operational aspects of an investment. This procedure includes a detailed and comprehensive set of
ESG-related
risk considerations, as well as value creation opportunities. Dedicated resources are allocated from each sector group to oversee the ESG process in the evaluation and ongoing management of investments.
StepStone performs a review of each Investment Manager and the responsible investment policy, implementation and monitoring framework for the Investment Manager and its funds. Key focus areas include:

•	How the Investment Manager or investee company identifies and manages ESG risks and opportunities;

•	If the Investment Manager or investee company has clearly identified a responsible person for ESG policy;

•	The skill set of the managing partners and/or board and the ESG committee (if ESG responsibility has been delegated);

•	The level of involvement of Partner or C-level management, and the level of leadership driving the ESG culture;

•	The fund’s approach to ESG training and priority of maintaining current best practices; and

•	How the fund monitors and reports its compliance with ESG principles.
These topics are incorporated into the investment decision process and the ongoing monitoring and management of investments but are not solely determinative of investment decisions. As a result, the Fund may make investments that do not have favorable ESG characteristics or high ESG ratings.
Portfolio Allocation
In allocating the Fund’s capital, the Advisers seek to maximize the risk adjusted returns to the Shareholders. Portfolio construction is the first level of the risk management process. At a high level, the planning of a portfolio is intended to take into account medium- to long-term secular and macroeconomic risks, and how they are likely to impact private market strategies. A fundamental premise of the Advisers investment strategy is to prioritize a proactive sourcing approach for all forms of Private Market Assets, driven by a thoughtful portfolio construction plan.
The objective of this plan is twofold: first, to build in appropriate defensive and opportunistic elements so that downside capture of the risk of the broader capital markets is minimized, while upside capture is maximized, creating an asymmetric risk/return
profile-i.e.,
lower downside potential, higher upside potential. This applies equally to the planning and pacing of Primaries, as well as Secondaries and
Co-Investments,
which are by definition more opportunistic.
Second, this plan maximizes the potential for the portfolio to capture the greatest allocation to the best managers available. The Advisers believe that approximately two thirds of the alpha in private market investments is created through selection of the best managers. In order to maximize allocation, it is critical to work with those managers ahead of their formal fundraising process to ensure that the maximum allocation for the subject portfolio is achieved. Similarly, proactive sourcing is critical to building the best risk-adjusted performance in secondaries and co-investments.
As for the objective elements of portfolio construction, the Advisers will generally seek to invest no more than 25% of the Fund’s capital, measured at the time of investment, in any one Private Market Asset. In addition, the Fund’s investment in any one Investment Fund will be limited to no more than 25% of the Investment Fund’s economic interests, measured at the time of investment. The Advisers may invest the Fund’s capital in Private Market Assets that engage in investment strategies other than those described in this Prospectus and may sell the Fund’s portfolio holdings at any time.

In constructing the Fund’s portfolio, the Advisers will seek to achieve three goals: meeting the Fund’s target returns, generating sufficient liquidity for the quarterly share repurchase program and minimizing volatility. The Advisers will dynamically allocate the portfolio among both private market asset classes and investment types with the intention of optimizing for these three goals. There can be no assurance that the Fund will provide any particular level of return, liquidity or volatility.
The projected long-term asset allocation targets shown below reflects the Advisers’ current assessment of the appropriate mix of asset classes and investment types. Over time, the targets may change. Over shorter periods, the portfolio composition may reflect the allocation of capital more opportunistically in accordance with the Fund’s investment objective. The Advisers currently expect that the Fund’s asset allocation will tilt more heavily toward Secondary Investments and
Co-Investments
in the near term.
Asset Allocation

Investment Type	Range
Secondary Investments	40-70%
Co-Investments	20-50%
Primary Investments	0-15%

Asset Class	Range
Private Equity	60-80%
Real Assets	15-30%
Private Debt	5-15%

Geographic Region	Range
North America	70-80%
Europe	10-20%
Rest of World	0-10%
There can be no assurance that all investment types will be available, will be consistent with the Fund’s investment objective, will satisfy the Advisers’ due diligence considerations or will be selected for the Fund.
While the Fund actively pursues
Co-Investments,
the Fund’s allocations to Investment Funds may be made in the form of capital commitments which are called down by an Investment Fund over time. Thus, in general, the Fund’s private markets allocation will consist of both funded and unfunded commitments. Only the funded private market commitments are reflected in the Fund’s NAV. Over time, the allocation ranges and commitment strategy may be adjusted based on the Advisers’ analysis of the private markets, the Fund’s existing portfolio at the relevant time, and other pertinent factors.
StepStone Allocation Policy
Allocation decisions may arise when there is more demand from the Fund and other StepStone clients for a particular investment opportunity, such as the capacity in an Investment Fund or a
Co-Investment,
than supply. StepStone employs an allocation policy designed to ensure that all of its clients will be treated fairly and equitably over time. The portfolio managers have discretion to lower the allocation as appropriate for portfolio construction purposes.
With respect to Primary Investment funds, StepStone uses its best efforts to defer the allocation decision to the relevant Investment Manager, mitigating the potential conflict. In Secondary Investments, StepStone typically manages the allocation of the transactions across its clients. Under the StepStone allocation policy, if clients are similarly situated, considering all relevant facts and circumstances, allocations will be made pro rata based on the deployment pace for each client determined in accordance with StepStone’s standard operational processes and specified in each client’s annual portfolio plan. Allocation of
Co-Investments
is a hybrid of StepStone’s approach on Investment Funds; in certain cases,
Co-Investments
are allocated by the Investment Manager leading the transaction, while in others StepStone has the ability to allocate the transaction across its clients, in which case the allocation method outlined with respect to secondaries is used. Due to these processes, StepStone does not believe there is a material risk of a conflict arising in the area of allocations that would disadvantage the Fund relative to another StepStone client. With respect to evergreen funds such as the Fund, StepStone may evaluate the deployment pace, investment budget and portfolio plan of such client more frequently than annually.
Importantly, StepStone’s allocation process is managed independently by StepStone’s Investment Operations team and ratified by StepStone’s Legal and Compliance department.
Leverage
The Fund currently borrows money in connection with its investment activities, to satisfy repurchase requests from Shareholders and to otherwise provide the Fund with liquidity—
i.e.
, the Fund utilizes leverage.
On April 22, 2025, the Fund, through SPRIM Holdings LLC as borrower, entered into a Senior Secured Credit Agreement (the “UBS Credit Agreement”) with UBS AG, Stamford Branch (“UBS”), as the administrative agent and lender, and the other lenders party thereto from time to time, to provide SPRIM Holdings LLC with a revolving credit facility (the “Credit Facility”). SPRIM Holdings LLC is a direct, wholly-owned subsidiary of the Fund organized as Delaware limited liability company. Borrowings under the Credit Facility are secured by all of the assets held by SPRIM Holdings LLC. The Credit Facility carries an aggregate commitment amount of up to $750 million between the lender parties. Borrowings under the Credit Facility generally bear interest on each loan at a rate per annum equal to the three-month term SOFR reference rate, plus 2.80%.
The Credit Facility includes an upfront fee of $1.75 million that is paid to each lender party by way of deducting initial loan proceeds. Additionally, the Credit Facility has a commitment fee, which is determined by each lender’s undrawn loan commitment, and a minimum utilization fee, which is determined based on each lender’s aggregate commitment amount, each of which is paid to UBS for the ratable benefit of the lender parties. The scheduled termination date of the UBS Credit Agreement is April 22, 2027, subject to any extensions or termination events described therein.
The Fund’s existing credit facility with Cadence Bank, N.A. allowing the Fund to borrow up to $150 million from a syndicate of lenders was terminated effective April 21, 2025. In addition to borrowing money through the Credit Facility, the Fund may borrow through other arrangements for a range of purposes up to the limits of the Asset Coverage Requirement (as defined below).
In the near term, the primary expected uses of leverage are to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire Private Market Assets in advance of the Fund’s receipt of proceeds from the realization of other Private Market Assets or additional sales of Shares) and to enhance returns of the private debt investments.
The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). This requirement means that the value of the investment company’s total indebtedness may not exceed one third the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.

Private Market Assets may also utilize leverage in their investment activities. Borrowings by Private Market Assets are not subject to the Asset Coverage Requirement. Accordingly, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Private Market Assets and the volatility of the value of Shares may be great, especially during times of a “credit crunch” and/or general market turmoil, such as that experienced during late 2008 or the recent global pandemic. In general, the use of leverage by Private Market Assets or the Fund may increase the volatility of the Private Market Assets or the Fund. See “Risk Factors—Principal Risks Related to an Investment in the Fund—Leverage Utilized by the Fund.”
Effects of Leverage
Assuming that leverage will represent approximately 0.61% of the Fund’s total net assets and that the Fund will bear expenses relating to that leverage at an average annual rate of 6.99%, the income generated by the Fund’s portfolio (net of estimated expenses) must exceed 0.13% in order to cover the expenses specifically related to the Fund’s use of leverage. Of course, these numbers are merely estimates used for illustration. Actual leverage expenses will vary frequently and may be significantly higher or lower than the rate estimated above.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total returns from an investment in the Fund, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. The table further reflects the use of leverage representing 0.61% of the Fund’s total net assets and the Fund’s currently projected annual leverage expense of 0.04%.

Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Total Return to Shareholders	(10.06)%	(5.03)%	(0.00)%	5.03%	10.06%
The corresponding total return to holders of each class of Shares is composed of two elements: the common share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation
. For example, to assume a total return of 0% the Fund must assume that the interest it receives on its investments is entirely offset by losses in the value of those securities.

Risk Factors [Table Text Block]
RISK FACTORS
General
The value of the Fund’s total assets may be expected to fluctuate in response to fluctuations in the value of the Private Market Assets in which the Fund invests. Discussed below are the principal risks that the Advisers and the Fund believe are associated with an investment in the Shares and the Fund’s investments in Private Market Assets. These principal risks will, in turn, have an effect on the Fund. In addition, the Fund may also make these types of investments pending the investment of assets in Private Market Assets or to maintain the liquidity necessary to effect repurchases of Shares. When the Fund takes a defensive position or otherwise makes these types of investments, it may not achieve its investment objective.
Principal Risks Related to an Investment in the Fund
General Economic and Market Conditions
. The value of the Fund’s total assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. A Private Market Asset’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.
An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The Fund’s performance depends upon the Advisers’ selection of Private Market Assets, the allocation of offering proceeds thereto and the performance of the Private Market Assets. The Fund’s investment activities involve the risks associated with private market investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors which are beyond the control of the Fund or the Private Market Assets. Unexpected volatility or lack of liquidity, such as the general market conditions that had prevailed in 2008, could impair the Fund’s profitability or result in its suffering losses.
Closed-end
Fund; Illiquidity of Shares.
The Fund is a diversified,
closed-end
management investment company and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop in the foreseeable future. An investor should not invest in the Fund if the investor needs a liquid investment.
Closed-end
funds differ from
open-end
management investment companies, commonly known as mutual funds, in that investors in a closed-end
fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund intends to make quarterly tender offers to repurchase between 5% of its outstanding Shares at NAV, the number of Shares submitted for repurchase in connection with a tender offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares submitted for repurchase in that tender offer will be repurchased. There is no guarantee that the Advisers will seek Board approval of, or that the Board will approve, a tender offer in any given quarter. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.
Availability of Investment Opportunities
. The business of identifying and structuring investments of the types contemplated by the Fund is competitive and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions.
Similarly, identification of attractive investment opportunities by Investment Managers is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by an Investment

Manager, it may not be permitted to take advantage of the opportunity to the fullest extent desired. Other investment vehicles sponsored, managed or advised by the Advisers and their affiliates may seek investment opportunities similar to those the Fund may be seeking. The Advisers will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles. See “Conflicts of Interest—The Advisers.”
Leverage Utilized by the Fund
. The Fund currently borrows money through the Credit Facility and may borrow through other arrangements for a range of purposes up to the limits of the Asset Coverage Requirement. In the near term, the primary expected uses of leverage are to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire Private Market Assets in advance of the Fund’s receipt of proceeds from the realization of other Private Market Assets or additional sales of Shares) and to enhance returns of the private debt investments. See “Investment Program—Leverage.”
The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in a Private Market Asset purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil, such as that experienced during late 2008. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Investment Funds at inopportune times, which may further depress the returns of the Fund.
The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.
Tax Status
. The Fund intends to maintain its qualification to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.” As such, the Advisers typically endeavor to limit the Fund’s investments in any one Investment Fund to no more than 25% of the Fund’s gross assets (measured at the time of purchase).
If the Fund does not qualify as a RIC, it will be treated for tax purposes as an ordinary corporation. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions made to Shareholders. In addition, all distributions (including distributions of net capital gain) made to Shareholders generally would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. If before the end of any taxable quarter of its taxable year, the Fund believes that it may fail the asset diversification test, the Fund may seek to take certain actions to avert such a failure. However, the action typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the asset diversification discrepancy) may be difficult for the Fund to pursue because of the limited liquidity of the interests in the Private Market Assets. See “Tax Aspects.”
Private Equity Investments.
Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also co-invest
directly in an operating company in conjunction with an Investment Manager. The investments held by private equity funds and
Co-Investments
made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.
The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Advisers’ legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Advisers’ business. There can be no assurances that the Fund or the Advisers will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.
Special Situations and Distressed Investments.
The Investment Funds may invest in securities and other obligations of companies that are in special situations involving significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. There is no assurance that an Investment Manager will correctly evaluate the value of the assets securing the Investment Fund’s debt investments or the prospects for a successful reorganization or similar action in respect of any company. In any reorganization or liquidation proceeding relating to a company in which an Investment Fund invests, the Investment Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Investment Fund’s original investment and/or may be required to accept payment over an extended period of time. Troubled company investments and other distressed asset-based investments require active monitoring.
Venture Capital and Growth Equity.
An Investment Fund may invest, and the Fund may
co-invest
in venture capital and growth equity. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses.
Growth equity is usually classified by investments in private companies that have reached profitability but still need capital to achieve the desired level of commercialization before having access to the public markets for financing. As a result of the risks associated with advancing the company’s growth plan, investors can expect a higher return than might be available in the public markets, but also need to recognize the business and financial risks that remain in advancing the company’s commercial aspirations.

For both venture capital and growth equity companies, the risks are generally greater than the risks of investing in public companies that may be at a later stage of development.
Investments in the Debt Securities of Small or Middle-Market Portfolio Companies
. The Investment Funds’ investments may consist of loans to small and/or less well-established privately held companies. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies. For example, private companies:

•	have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress;

•
may have limited financial resources and may be unable to meet their obligations under their debt securities that an Investment Fund holds, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Investment Fund realizing any guarantees it may have obtained in connection with the Investment Fund’s investment;

•
may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

•
generally, are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a portfolio company and, in turn, on the Investment Fund that has invested in the portfolio company; and

•
generally, have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.
In addition, investments in private companies tend to be less liquid. The securities of many of the companies in which an Investment Fund may invest are not publicly traded or actively traded on the secondary market and are, instead, traded on a privately negotiated over-the-counter
secondary market for institutional investors only. Such securities may be subject to legal and other restrictions on resale. As such, an Investment Fund may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of target portfolio companies may affect the Investment Fund’s investment returns.
First Lien Senior Secured Loans, Second Lien Senior Secured Loans and Unitranche Debt.
When an Investment Fund invests in first lien senior secured loans, second lien senior secured loans, and unitranche debt of portfolio companies, the Investment Fund will generally seek to take a security interest in the available assets of those portfolio companies, including the equity interests of the portfolio companies’ subsidiaries. There is a risk that the collateral securing these loans may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. To the extent an Investment Fund’s debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the Investment Fund’s lien may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Loans that are under- collateralized involve a greater risk of loss. Consequently, the fact that a loan is secured does not guarantee that an Investment Fund will receive principal and interest payments according to the loan’s terms, or at all, or that the Investment Fund will be able to collect on the loan should the Investment Fund be forced to enforce its remedies. Finally, particularly with respect to a unitranche debt structure, unitranche debt will generally have higher leverage levels than a standard first lien term loan.
Mezzanine Investments.
An Investment Fund may invest, and the Fund may
co-invest,
in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other debt obligations of an issuer.
Risks Associated With Covenant-Lite Loans.
A significant number of leveraged loans in the market may consist of loans that do not contain financial maintenance covenants (“Covenant-Lite Loans”). While the Fund does not intend to invest in Covenant-Lite Loans as part of its principal investment strategy, it is possible that such loans may comprise a small portion of the Fund’s portfolio. Such loans do not require the borrower to maintain debt service or other financial ratios. Ownership of Covenant-Lite Loans may expose the Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation than is the case with loans that also contain financial maintenance covenants.
Infrastructure Sector Risk.
Some Investment Funds or
Co-Investments
maybe focused on the infrastructure sector. Infrastructure assets may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure: (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of infrastructure assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Fund. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, causing the value of investments to decline and a material adverse effect on an Investment Fund’s or
Co-Investment’s
performance.
Agriculture and Forestry Sector Risk
. Investments in agriculture/farmland are subject to various risks, including adverse changes in national or international economic conditions, adverse local market conditions, adverse natural conditions such as storms, floods, drought, windstorms, hail, temperature extremes, frosts, soil erosion, infestations and blights, failure of irrigation or other mechanical systems used to cultivate the land, financial conditions of tenants, marketability of any particular kind of crop that may be influenced, among other things, by changing consumer tastes and preferences, import and export restrictions or tariffs, casualty or condemnation losses, government subsidy or production programs, buyers and sellers of properties, availability of excess supply of property relative to demand, changes in availability of debt financing, changes in interest rates, real estate tax rates and other operating expenses, environmental laws and regulations, governmental regulation of and risks associated with the use of fertilizers, pesticides, herbicides and other chemicals used in commercial agriculture, zoning laws and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of properties, risk due to dependence on cash flow, as well as acts of God, uninsurable losses and other factors which are beyond the control of an Investment Fund or the Fund through
Co-Investments.
In addition, the forestry and timber industry is highly cyclical and the market value of timber investments is strongly affected by changes in international economic conditions, interest rates, weather cycles, changing demographics, environmental conditions and government regulations, among other factors. For example, the volume and value of timber that can be harvested from timberlands is limited by natural disasters, fire, volcanic eruptions, insect infestation, disease, ice storms, windstorms, flooding and other events and weather conditions and changes in climate conditions could intensify the effects of any of these factors. Many companies in the timber and forestry industry do not insure against damages to their timberlands. This industry is also subject to stringent U.S. federal, state and local environmental, health and safety laws and regulations. Significant timber deposits are located in emerging markets countries where corruption and security may raise significant risks.
Real Estate Investments.
The Fund may be exposed to real estate risk through its allocation to real estate Private Market Assets. The decline in the broader credit markets following the market turmoil in 2008 related to the sub-prime
mortgage dislocation caused the global financial markets to become more volatile, and the United States real estate market was dramatically impacted as a result. Future dislocations in the real estate credit markets with the broad-based stress in the global real estate industry could create a difficult operating environment for owners of real estate in the near term and investors should be aware that the general risks of investing in real estate may be magnified.
Real estate assets are subject to risks associated with the ownership of real estate, including (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
There are also special risks associated with particular real estate sectors, or real estate operations generally, as described below:
Retail Properties.
Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.
Office Properties.
Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.
Industrial Properties
. Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacture, processing and shipping of goods and other factors that impact the transportation sector, such as trade policy.

Hospitality Properties.
The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.
Healthcare Properties.
Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements. Major governmental policy changes to the U.S. healthcare system could have a material adverse impact on the healthcare industry and the Fund’s real estate and other investments relating to this sector.
Multifamily Properties.
The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.
Residential Properties.
Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.
Shopping Centers.
Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases, a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy
rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.
Self-Storage Properties.
The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.
Data Centers
. Data center properties are subject to the risk of becoming obsolete based upon changing technology and the high investment cost of such assets.
Other factors may contribute to the risk of real estate investments:
Development Issues.
Real estate property development creates exposure to risks, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.
Lack of Insurance.
Real estate investments may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the real estate investments could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants.
The value of real estate investments’ properties and the ability of these investments to make distributions to their shareholders depends upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of the real estate investments may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to Private Market Assets and, consequently, the Fund.
Financial Leverage.
Real estate investments may be highly leveraged and financial covenants may affect the ability of real estate investments to operate effectively.
Environmental Issues.
In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a real estate investment may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such real estate.
Financial Institutions Risk.
Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution’s ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution’s funds and can fluctuate significantly when interest rates change.
U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and
non-U.S.
banks, which could be harmful to a Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Energy Sector Risk
. The Fund’s Private Market Assets may include energy sector investments, thereby exposing the Fund to risks associated with this sector. Increases or decreases in the commodity supply or demand and resulting changes in pricing related to natural gas, natural gas liquids, crude oil, coal or other energy commodities, may have a significant impact on Private Market Assets focused on this sector. Major governmental policy changes impacting fossil fuels could have a material adverse impact on the energy industry and the Fund’s investments relating to this sector. Additionally, the energy sector is a highly regulated industry both domestically and internationally which can also have a material impact on the investments in this sector. Other factors that may adversely affect the value of securities of companies in the energy sector include operational risks, challenges to exploration and production, competition, inability to make accretive acquisitions, significant accident or event that is not fully insured at a company, natural depletion of reserves, and other unforeseen natural disasters.
Energy sector investments are affected by worldwide energy prices and costs related to energy production. These investments may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These investments may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.
Utilities Sector.
The Fund’s Private Market Assets may include utilities sector investments, thereby exposing the Fund to risks associated with this sector. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising. Other factors that may adversely affect the value of securities of companies in the utilities sector include interest rate changes, supply and demand fluctuations, technological developments, natural resources conservation, and changes in commodity prices, which may be caused by supply and demand fluctuations or other market forces.
Geographic Concentration Risks.
An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration.
Emerging Markets.
Some Investment Funds may invest in portfolio companies located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.
The Fund’s Private Market Assets could be negatively impacted by the current hostilities in Eastern Europe, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could be more significant. Certain of the Private Market Assets in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the United States and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. Sanctions could result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities. These sanctions could also impair the Fund’s ability to meet its investment objective. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments. This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet shareholder redemptions. The Fund could seek to suspend redemptions in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.
Sector Concentration.
An Investment Fund may concentrate its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.
Technology Sector.
Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.
Financial Sector.
Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and it can fluctuate as a result of increased competition or changing interest rates. In addition, events in the financial sector over the past several years have resulted in reduced liquidity in credit and a high degree of volatility in the financial markets. This situation has negatively affected many financial services companies, such as by causing such companies’ values to decline.
Currency Risk.
Private Market Assets may include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Private Market Assets are denominated against the U.S. dollar may result in a decrease in the Fund’s NAV. The Advisers will not elect to hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.
Non-U.S.
Risk.
Certain Private Market Assets may invest in foreign portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied regarding the Private Market Assets may be incomplete, inaccurate and/or significantly delayed. The Fund and the Investment Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the NAV of the Fund.
Illiquidity of Private Market Assets.
There is no regular market for interest in Private Market Assets, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the applicable Investment Manager or portfolio company and could occur at a discount to the stated NAV. If the Advisers determine to cause the Fund to sell its interests in a Private Market Asset, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time.
Investments in
Non-Voting
Stock; Inability to Vote.
Under certain circumstances, the Fund may hold its interests in the Private Market Assets in non-voting
form or limit its voting rights to a certain percentage in order to avoid becoming (i) an “affiliated person” of any Private Market Asset within the meaning of the 1940 Act and (ii) subject to the 1940 Act limitations and prohibitions on transactions with affiliated persons. In such cases, where only voting securities are available for purchase, the Fund will generally seek to create by contract the same result as owning a non-voting
security by agreeing to relinquish or limit the right to vote in respect of its investment. The Fund may irrevocably waive its rights (if any) to vote its interest in an Private Market Asset. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually foregoes the right to vote the Private Market Asset securities, the Fund will not be able to vote or may be able to vote only to a limited extent on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on a Private Market Asset could be diminished, which may consequently adversely affect the Fund and its Shareholders. Any such waiver arrangement should benefit the Fund, as it will enable the Fund would be able to if it were deemed to be an “affiliate” of the Private Market Asset within the meaning of the 1940 Act.
Nature of Portfolio Companies.
The Private Market Assets include direct and indirect investments in various companies, ventures and businesses. This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.
High Yield Securities and Distressed Securities
. Private Market Assets may include investments in fixed income securities rated investment grade or non-investment
grade (commonly referred to as high yield securities or “junk bonds”) and may include investments in unrated fixed income securities.
Non-investment
grade securities are fixed income securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or if unrated considered by an Investment Manager to be equivalent quality.
Non-investment
grade debt securities in the lowest rating categories or unrated debt securities determined to be of comparable quality may involve a substantial risk of default or may be in default. Private Market Assets in non-investment
grade securities expose it to a substantial degree of credit risk.
Non-investment
grade securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest.
Non-investment
grade securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative.
Non-investment
grade securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of non-investment
grade debt securities may result in an increased incidence of default. In the event of a default, an Investment Fund or the Fund may incur additional expenses to seek recovery. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.
Certain Private Market Assets may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. The characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. These securities may also present a substantial risk of default. An Investment Fund’s or the Fund’s investment in any instrument is subject to no minimum credit standard and a significant portion of the obligations and preferred stock in which an Investment Fund or the Fund may invest may be non-investment
grade (commonly referred to as junk bonds), which may result in the Investment Fund or the Fund experiencing greater risks than it would if investing in higher rated instruments.
Co-Investments
. The market for
Co-Investments
may be very limited and competitive, and the
Co-Investments
to which the Fund wishes to allocate capital may not be available at any given time.
Co-Investments
may be heavily negotiated and may create additional transaction costs for the Fund.
Co-Investments
are more concentrated than investments in Investment Funds, which hold multiple portfolio companies.
Quota Share Instruments.
Quota shares instruments generally will be considered illiquid securities by the Fund. Quota share instruments are typically more customizable but less liquid investments than event-linked bonds. Like event-linked bonds, an investor in quota share instruments participates in the premiums and losses associated with underlying reinsurance contracts.
Quota share instruments are subject to the same risks as insurance-linked securities described below. In addition, because quota share instruments represent an interest in a basket of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the insurer and/or reinsurer. Quota share instruments may be difficult to value.

Insurance-Linked Securities (“ILS”).
The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest and/or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of the ILS. Trigger events may include natural or other perils of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. Natural perils include disasters such as hurricanes, earthquakes, windstorms, fires, floods and other weather-related occurrences, as well as mortality or longevity events. Non-natural perils include disasters resulting from human-related activity such as commercial and industrial accidents or business interruptions. Major natural disasters (such as in the cases of Super Typhoon Goni in the Philippines in 2020, monsoon flooding in China in 2020, Hurricane Irma in Florida and the Caribbean in 2017, Super Storm Sandy in 2012, and Hurricane Ian in Florida in 2022) or commercial and industrial accidents (such as aviation disasters and oil spills) can result in significant losses, and investors in ILS with exposure to such natural or other disasters may also experience substantial losses. If the likelihood and severity of natural and other large disasters increase, the risk of significant losses to reinsurers may increase. Typically, one significant triggering event (even in a major metropolitan area) will not result in financial failure to a reinsurer. However, a series of major triggering events could cause the failure of a reinsurer. Similarly, to the extent the Fund invests in ILS for which a triggering event occurs, losses associated with such event will result in losses to the Fund and a series of major triggering events affecting a large portion of the ILS held by the fund will result in substantial losses to the Fund. The Fund may also invest in ILS that are subject to “indemnity triggers.” An indemnity trigger is a trigger based on the actual losses of the ceding sponsor (i.e., the party seeking reinsurance). ILS subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such ILS are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund. For example, a ceding sponsor might inflate its total claims paid above the ILS trigger level in order to share its losses with investors in the ILS. Thus, bonds with indemnity triggers may be subject to moral hazard, because the trigger
depends on the ceding sponsor to properly identify and calculate losses that do and do not apply in determining whether the trigger
amount has been reached. In short, “moral hazard” refers to this potential for the sponsor to influence bond performance, as payouts are based on the individual policy claims against the sponsor and the way the sponsor settles those claims. There is no way to accurately predict whether a trigger event will occur and, accordingly, ILS carry significant risks. In addition to the specified trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
Trade Risk.
In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. Tariffs on imported goods could further increase costs, decrease margins, and adversely affect the revenues and profitability of the Private Market Assets in which the Fund invests to the extent that rely on goods imported from such impacted jurisdictions.
There is uncertainty as to further actions that may be taken under the current U.S. presidential administration with respect to U.S. trade policy. Further governmental actions related to the imposition of tariffs or other trade barriers or changes to international trade agreements or policies, could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of companies whose businesses rely on goods imported from outside of the United States.
Force Majeure Risk.
Issuers may be affected by force majeure events (
i.e.
, events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes,

outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an issuer or a counterparty to the Fund or an issuer) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an issuer or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more issuers or its assets, could result in a loss to the Fund, including if its investment in such issuer is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.
Principal Risks Related to Private Market Assets
Valuation of the Fund’s Interests in Investment Funds.
The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations provided by the Investment Managers on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund provides valuations, and issues Shares, on a daily basis. A large percentage of the securities in which the Fund invests do not have a readily ascertainable market price and are fair valued by the Investment Manager. In this regard, an Investment Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Manager, the
accuracy of the valuations provided by the Investment Managers, that the Investment Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, an Investment Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities.
An Investment Manager’s information could also be inaccurate due to fraudulent activity, mis-valuation
or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever.
Valuations Subject to Adjustment.
The Fund determines its NAV daily based upon the quarterly valuations reported by the Investment Managers typically within
45-60
days of each
quarter-end,
which may not reflect market or other events occurring subsequent to the quarter-end.
The Adviser will fair value the Fund’s holdings in Investment Funds to reflect such events, consistent with its valuation policies; however, there is no guarantee the Adviser will correctly fair value such investments. Additionally, the valuations reported by Investment Managers may be subject to later adjustment or revision. For example, fiscal year-end
NAV calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. The Fund’s NAV reported for regulatory purposes, may differ from the NAV and returns reported for Shareholder transactions, resulting from adjustments made in the preparation of the Fund’s financial statements in accordance with U.S. generally accepted accounting principles required at period end. Because such adjustments or revisions, whether increasing or decreasing the NAV of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. In other words, if the Fund’s NAV is adjusted after Shareholders have received their repurchase proceeds, the adjustment will not, in most cases, result in an adjustment to a Shareholder’s repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Investment Managers or revisions to the NAV of an Investment Fund adversely affect the Fund’s NAV, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a NAV higher
than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a NAV lower than the adjusted amount.
Similarly, if the Fund’s NAV is adjusted after a Shareholder purchases Shares, the adjustment generally will not result in an adjustment to the purchase price of the Shares. As a result, to the extent that such subsequently adjusted valuations from the Investment Managers or revisions to the NAV of an Investment Fund adversely affect the Fund’s NAV, a purchasing Shareholder may be adversely affected by having purchased Shares at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may benefit a purchasing Shareholder who purchased Shares at a NAV lower than the adjusted amount.
Daily Valuation Risk.
The Fund is offered on a daily basis and calculates a daily NAV per Share. The Adviser seeks to evaluate on a daily basis material information about the Fund’s holdings; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase Shares may receive more or less Shares and investors who tender their Shares may receive more or less cash proceeds than they otherwise would receive.
Termination of the Fund’s Interest in an Investment
Fund
.
An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets. The Fund’s over-commitment strategy may increase the risk that the Fund is unable to satisfy a capital call from an Investment Fund.
General Risks of Secondary Investments.
The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. There is a risk that investors exiting an Investment Fund through a secondary transaction may possess superior knowledge regarding the value of their holdings and the portfolio investments of the Investment Fund and the Fund may pay more for a secondary investment than it would have if it were also privy to such information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Advisers consider (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a Secondary Investment, the Fund will generally not have the ability to modify or amend such Secondary Investment fund’s constituent documents (
e.g.
, limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.
Where the Fund acquires a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Secondary Investment fund and, subsequently, that Secondary Investment fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Secondary Investment fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Secondary Investment fund, there can be no assurance that the Fund would have such right or prevail in any such claim.
The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including, among other things: (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.
Additionally, the Fund may acquire interests in Secondary Investments through structured transactions such as CFOs or similar investment vehicles that own existing secondaries and direct investments. These structures may impose additional administrative costs that the Fund would not have incurred had it invested in Secondary Investments directly. Secondary Investments held inside of a CFO may be subject to the risks and benefits of leverage at the CFO level. If the Fund acquires interests in a Secondary Investment fund through a CFO, the Fund may be limited in its ability to enforce its rights against such Secondary Investment fund.
Commitment Strategy
. The Fund’s investments in Secondary Investments typically will include an unfunded portion where the Fund commits to invest equity in an Investment Fund in the future, as will the Fund’s investments in Primary Investments. Similarly, the Fund’s
Co-Investments
may include an unfunded commitment to invest equity in special purpose vehicles or other issuers. These unfunded commitments generally can be drawn at the discretion of the general partner of the Investment Fund or other issuer subject to certain conditions (e.g., notice provisions). At times, the Fund expects that a significant portion of its assets will be invested in money market funds or other cash items, pending the calling of these unfunded commitments, as part of its risk management process to seek to ensure the Fund will have sufficient cash and cash equivalents to meet its obligations with respect to its unfunded commitments to invest equity in Investment Funds and special purpose vehicles that acquire Private Market Assets as they come due. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative.
The Fund will employ an “over-commitment” strategy, which could result in an insufficient cash supply to fund unfunded commitments to the applicable Investment Funds. Such a short fall would have negative impacts on the Fund, including an adverse impact on the Fund’s ability to pay for repurchases of Shares tendered by Shareholders, pay distributions or to meet expenses generally. Moreover, if the Fund defaults on its unfunded commitments or fails to satisfy capital calls in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Investment Fund. Any failure by the Fund to make timely capital contributions in respect of its unfunded commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, indirectly cause the Fund, and, indirectly, the Shareholders to be subject to certain penalties from the Investment Funds (including the complete forfeiture of the Fund’s investment in an Investment Fund), or (iii) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).
Allocation Risk.
The
Sub-Adviser
advises clients and sponsors, administers, manages and/or advises traditional and non-traditional
investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the “Related Investment Accounts”). Certain Related Investment Accounts may have investment objectives and/or utilize investment strategies that are similar or comparable to those of the Fund (the “Related Funds”). As a result, certain investments may be appropriate for the Fund and also for other Related Investment Accounts.
Decisions as to the allocation of investment opportunities among the Fund and other Related Investment Accounts present numerous inherent conflicts of interest, particularly where an investment opportunity has limited availability. In order to address these conflicts of interest, the
Sub-Adviser
adopted allocation policies and procedures that were designed to require that all investment allocation decisions made by the investment team are being made fairly and equitably among Related Investment Accounts over time.
Subject to applicable law, the
Sub-Adviser
will allocate opportunities among the Fund and the Related Investment Accounts in its sole discretion. The
Sub-Adviser
will determine such allocations among its Related Investment Accounts in its sole discretion in accordance with their respective guidelines and based on such factors and considerations as it deems appropriate. Subject to the foregoing and the paragraph below, available capacity with respect to each investment opportunity generally will be allocated among the various Related Investment Accounts for which the investment has been approved pro rata.
The 1940 Act imposes significant limits on
co-investments
with affiliates of the Fund. The Advisers and the Fund have obtained an exemptive order from the SEC that permits the Fund to co-invest
alongside its affiliates in privately negotiated investments. However, the SEC exemptive order contains certain conditions that limit or restrict the Fund’s ability to participate in a Private Market Asset, including, without limitation, in the event that the available capacity with respect to a Private Market Asset is less than the aggregate recommended allocation to the Fund and the Related Investment Accounts. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment. Additionally, third parties, such as the general partners of Primary Investment funds, may not prioritize an allocation to the Fund when faced
with a more established pool of capital also competing for allocation. Ultimately, an inability to receive the desired allocation to certain Private Market Assets could represent a risk to the Fund’s ability to achieve the desired investment returns. See “Investment Program—StepStone Allocation Policy.”
“J-Curve”
Performance Risk.
Investment Funds typically exhibit
“J-curve”
performance, such that an Investment Fund’s net asset value typically declines moderately or flattens during the early portion of the Investment Fund’s lifecycle as investment-related fees and expenses accrue prior to the realization of investment gains. As the Investment Fund matures and as assets are sold, the
Advisers
believe that the pattern typically reverses with increasing net asset value and distributions. There can be no assurance, however, that any or all of the Investment Funds in which the Fund invests will exhibit this pattern of investment returns.

Effects of Leverage [Text Block]
Effects of Leverage
Assuming that leverage will represent approximately 0.61% of the Fund’s total net assets and that the Fund will bear expenses relating to that leverage at an average annual rate of 6.99%, the income generated by the Fund’s portfolio (net of estimated expenses) must exceed 0.13% in order to cover the expenses specifically related to the Fund’s use of leverage. Of course, these numbers are merely estimates used for illustration. Actual leverage expenses will vary frequently and may be significantly higher or lower than the rate estimated above.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total returns from an investment in the Fund, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. The table further reflects the use of leverage representing 0.61% of the Fund’s total net assets and the Fund’s currently projected annual leverage expense of 0.04%.

Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Total Return to Shareholders	(10.06)%	(5.03)%	(0.00)%	5.03%	10.06%
The corresponding total return to holders of each class of Shares is composed of two elements: the common share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation
. For example, to assume a total return of 0% the Fund must assume that the interest it receives on its investments is entirely offset by losses in the value of those securities.

Effects of Leverage [Table Text Block]
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total returns from an investment in the Fund, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. The table further reflects the use of leverage representing 0.61% of the Fund’s total net assets and the Fund’s currently projected annual leverage expense of 0.04%.

Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Total Return to Shareholders	(10.06)%	(5.03)%	(0.00)%	5.03%	10.06%

Return at Minus Ten [Percent]		(10.06%)
Return at Minus Five [Percent]		(5.03%)
Return at Zero [Percent]		0.00%
Return at Plus Five [Percent]		5.03%
Return at Plus Ten [Percent]		10.06%
Effects of Leverage, Purpose [Text Block]
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total returns from an investment in the Fund, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. The table further reflects the use of leverage representing 0.61% of the Fund’s total net assets and the Fund’s currently projected annual leverage expense of 0.04%.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]
VOTING
Each Shareholder has the right to cast a number of votes equal to the number of Shares held by such Shareholder at a meeting of Shareholders called by the Fund’s Board of Trustees. Shareholders will be entitled to vote on any matter on which shareholders of a registered investment company organized as a corporation would be entitled to vote, including certain elections of a Trustee and approval of the Advisory Agreement, in each case to the extent that voting by shareholders is required by the 1940 Act. Notwithstanding their ability to exercise their voting privileges, Shareholders in their capacity as such are not entitled to participate in the management or control of the Fund’s business and may not act for or bind the Fund.

Outstanding Securities [Table Text Block]
Outstanding Securities
The following table sets forth information about the Fund’s outstanding Shares as of September 30, 2025:

	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class S Shares	Unlimited	None	20,404,401
Class D Shares	Unlimited	None	1,430,933
Class I Shares	Unlimited	None	65,613,484
Class R Shares*	Unlimited	None	0

*	Class R Shares were effective and available for purchase as of October 20, 2025.

General [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General
The value of the Fund’s total assets may be expected to fluctuate in response to fluctuations in the value of the Private Market Assets in which the Fund invests. Discussed below are the principal risks that the Advisers and the Fund believe are associated with an investment in the Shares and the Fund’s investments in Private Market Assets. These principal risks will, in turn, have an effect on the Fund. In addition, the Fund may also make these types of investments pending the investment of assets in Private Market Assets or to maintain the liquidity necessary to effect repurchases of Shares. When the Fund takes a defensive position or otherwise makes these types of investments, it may not achieve its investment objective.

General Economic and Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Economic and Market Conditions
. The value of the Fund’s total assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. A Private Market Asset’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.
An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The Fund’s performance depends upon the Advisers’ selection of Private Market Assets, the allocation of offering proceeds thereto and the performance of the Private Market Assets. The Fund’s investment activities involve the risks associated with private market investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors which are beyond the control of the Fund or the Private Market Assets. Unexpected volatility or lack of liquidity, such as the general market conditions that had prevailed in 2008, could impair the Fund’s profitability or result in its suffering losses.

Closed-end Fund; Illiquidity of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-end
Fund; Illiquidity of Shares.
The Fund is a diversified,
closed-end
management investment company and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop in the foreseeable future. An investor should not invest in the Fund if the investor needs a liquid investment.
Closed-end
funds differ from
open-end
management investment companies, commonly known as mutual funds, in that investors in a closed-end
fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund intends to make quarterly tender offers to repurchase between 5% of its outstanding Shares at NAV, the number of Shares submitted for repurchase in connection with a tender offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares submitted for repurchase in that tender offer will be repurchased. There is no guarantee that the Advisers will seek Board approval of, or that the Board will approve, a tender offer in any given quarter. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Availability of Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Availability of Investment Opportunities
. The business of identifying and structuring investments of the types contemplated by the Fund is competitive and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions.
Similarly, identification of attractive investment opportunities by Investment Managers is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by an Investment
Manager, it may not be permitted to take advantage of the opportunity to the fullest extent desired. Other investment vehicles sponsored, managed or advised by the Advisers and their affiliates may seek investment opportunities similar to those the Fund may be seeking. The Advisers will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles. See “Conflicts of Interest—The Advisers.”

Leverage Utilized by the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Utilized by the Fund
. The Fund currently borrows money through the Credit Facility and may borrow through other arrangements for a range of purposes up to the limits of the Asset Coverage Requirement. In the near term, the primary expected uses of leverage are to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire Private Market Assets in advance of the Fund’s receipt of proceeds from the realization of other Private Market Assets or additional sales of Shares) and to enhance returns of the private debt investments. See “Investment Program—Leverage.”
The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in a Private Market Asset purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil, such as that experienced during late 2008. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Investment Funds at inopportune times, which may further depress the returns of the Fund.
The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.

Tax Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Status
. The Fund intends to maintain its qualification to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.” As such, the Advisers typically endeavor to limit the Fund’s investments in any one Investment Fund to no more than 25% of the Fund’s gross assets (measured at the time of purchase).
If the Fund does not qualify as a RIC, it will be treated for tax purposes as an ordinary corporation. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions made to Shareholders. In addition, all distributions (including distributions of net capital gain) made to Shareholders generally would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. If before the end of any taxable quarter of its taxable year, the Fund believes that it may fail the asset diversification test, the Fund may seek to take certain actions to avert such a failure. However, the action typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the asset diversification discrepancy) may be difficult for the Fund to pursue because of the limited liquidity of the interests in the Private Market Assets. See “Tax Aspects.”

Private Equity Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Equity Investments.
Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also co-invest
directly in an operating company in conjunction with an Investment Manager. The investments held by private equity funds and
Co-Investments
made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.
The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Advisers’ legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Advisers’ business. There can be no assurances that the Fund or the Advisers will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Special Situations and Distressed Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Situations and Distressed Investments.
The Investment Funds may invest in securities and other obligations of companies that are in special situations involving significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. There is no assurance that an Investment Manager will correctly evaluate the value of the assets securing the Investment Fund’s debt investments or the prospects for a successful reorganization or similar action in respect of any company. In any reorganization or liquidation proceeding relating to a company in which an Investment Fund invests, the Investment Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Investment Fund’s original investment and/or may be required to accept payment over an extended period of time. Troubled company investments and other distressed asset-based investments require active monitoring.

Venture Capital and Growth Equity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Venture Capital and Growth Equity.
An Investment Fund may invest, and the Fund may
co-invest
in venture capital and growth equity. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses.
Growth equity is usually classified by investments in private companies that have reached profitability but still need capital to achieve the desired level of commercialization before having access to the public markets for financing. As a result of the risks associated with advancing the company’s growth plan, investors can expect a higher return than might be available in the public markets, but also need to recognize the business and financial risks that remain in advancing the company’s commercial aspirations.
For both venture capital and growth equity companies, the risks are generally greater than the risks of investing in public companies that may be at a later stage of development.

Investments in the Debt Securities of Small or Middle-Market Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in the Debt Securities of Small or Middle-Market Portfolio Companies
. The Investment Funds’ investments may consist of loans to small and/or less well-established privately held companies. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies. For example, private companies:

•	have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress;

•
may have limited financial resources and may be unable to meet their obligations under their debt securities that an Investment Fund holds, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Investment Fund realizing any guarantees it may have obtained in connection with the Investment Fund’s investment;

•
may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

•
generally, are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a portfolio company and, in turn, on the Investment Fund that has invested in the portfolio company; and

•
generally, have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.
In addition, investments in private companies tend to be less liquid. The securities of many of the companies in which an Investment Fund may invest are not publicly traded or actively traded on the secondary market and are, instead, traded on a privately negotiated over-the-counter
secondary market for institutional investors only. Such securities may be subject to legal and other restrictions on resale. As such, an Investment Fund may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of target portfolio companies may affect the Investment Fund’s investment returns.

First Lien Senior Secured Loans, Second Lien Senior Secured Loans and Unitranche Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
First Lien Senior Secured Loans, Second Lien Senior Secured Loans and Unitranche Debt.
When an Investment Fund invests in first lien senior secured loans, second lien senior secured loans, and unitranche debt of portfolio companies, the Investment Fund will generally seek to take a security interest in the available assets of those portfolio companies, including the equity interests of the portfolio companies’ subsidiaries. There is a risk that the collateral securing these loans may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. To the extent an Investment Fund’s debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the Investment Fund’s lien may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Loans that are under- collateralized involve a greater risk of loss. Consequently, the fact that a loan is secured does not guarantee that an Investment Fund will receive principal and interest payments according to the loan’s terms, or at all, or that the Investment Fund will be able to collect on the loan should the Investment Fund be forced to enforce its remedies. Finally, particularly with respect to a unitranche debt structure, unitranche debt will generally have higher leverage levels than a standard first lien term loan.

Mezzanine Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mezzanine Investments.
An Investment Fund may invest, and the Fund may
co-invest,
in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other debt obligations of an issuer.

Risks Associated With Covenant-Lite Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated With Covenant-Lite Loans.
A significant number of leveraged loans in the market may consist of loans that do not contain financial maintenance covenants (“Covenant-Lite Loans”). While the Fund does not intend to invest in Covenant-Lite Loans as part of its principal investment strategy, it is possible that such loans may comprise a small portion of the Fund’s portfolio. Such loans do not require the borrower to maintain debt service or other financial ratios. Ownership of Covenant-Lite Loans may expose the Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation than is the case with loans that also contain financial maintenance covenants.

Infrastructure Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Infrastructure Sector Risk.
Some Investment Funds or
Co-Investments
maybe focused on the infrastructure sector. Infrastructure assets may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure: (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of infrastructure assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Fund. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, causing the value of investments to decline and a material adverse effect on an Investment Fund’s or
Co-Investment’s
performance.

Agriculture and Forestry Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Agriculture and Forestry Sector Risk
. Investments in agriculture/farmland are subject to various risks, including adverse changes in national or international economic conditions, adverse local market conditions, adverse natural conditions such as storms, floods, drought, windstorms, hail, temperature extremes, frosts, soil erosion, infestations and blights, failure of irrigation or other mechanical systems used to cultivate the land, financial conditions of tenants, marketability of any particular kind of crop that may be influenced, among other things, by changing consumer tastes and preferences, import and export restrictions or tariffs, casualty or condemnation losses, government subsidy or production programs, buyers and sellers of properties, availability of excess supply of property relative to demand, changes in availability of debt financing, changes in interest rates, real estate tax rates and other operating expenses, environmental laws and regulations, governmental regulation of and risks associated with the use of fertilizers, pesticides, herbicides and other chemicals used in commercial agriculture, zoning laws and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of properties, risk due to dependence on cash flow, as well as acts of God, uninsurable losses and other factors which are beyond the control of an Investment Fund or the Fund through
Co-Investments.
In addition, the forestry and timber industry is highly cyclical and the market value of timber investments is strongly affected by changes in international economic conditions, interest rates, weather cycles, changing demographics, environmental conditions and government regulations, among other factors. For example, the volume and value of timber that can be harvested from timberlands is limited by natural disasters, fire, volcanic eruptions, insect infestation, disease, ice storms, windstorms, flooding and other events and weather conditions and changes in climate conditions could intensify the effects of any of these factors. Many companies in the timber and forestry industry do not insure against damages to their timberlands. This industry is also subject to stringent U.S. federal, state and local environmental, health and safety laws and regulations. Significant timber deposits are located in emerging markets countries where corruption and security may raise significant risks.

Real Estate Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Investments.
The Fund may be exposed to real estate risk through its allocation to real estate Private Market Assets. The decline in the broader credit markets following the market turmoil in 2008 related to the sub-prime
mortgage dislocation caused the global financial markets to become more volatile, and the United States real estate market was dramatically impacted as a result. Future dislocations in the real estate credit markets with the broad-based stress in the global real estate industry could create a difficult operating environment for owners of real estate in the near term and investors should be aware that the general risks of investing in real estate may be magnified.
Real estate assets are subject to risks associated with the ownership of real estate, including (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
There are also special risks associated with particular real estate sectors, or real estate operations generally, as described below:
Retail Properties.
Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.
Office Properties.
Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.
Industrial Properties
. Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacture, processing and shipping of goods and other factors that impact the transportation sector, such as trade policy.
Hospitality Properties.
The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.
Healthcare Properties.
Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements. Major governmental policy changes to the U.S. healthcare system could have a material adverse impact on the healthcare industry and the Fund’s real estate and other investments relating to this sector.
Multifamily Properties.
The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.
Residential Properties.
Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.
Shopping Centers.
Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases, a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy
rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.
Self-Storage Properties.
The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.
Data Centers
. Data center properties are subject to the risk of becoming obsolete based upon changing technology and the high investment cost of such assets.
Other factors may contribute to the risk of real estate investments:
Development Issues.
Real estate property development creates exposure to risks, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.
Lack of Insurance.
Real estate investments may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the real estate investments could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.
Dependence on Tenants.
The value of real estate investments’ properties and the ability of these investments to make distributions to their shareholders depends upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of the real estate investments may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to Private Market Assets and, consequently, the Fund.
Financial Leverage.
Real estate investments may be highly leveraged and financial covenants may affect the ability of real estate investments to operate effectively.
Environmental Issues.
In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a real estate investment may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such real estate.

Financial Institutions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Financial Institutions Risk.
Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution’s ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution’s funds and can fluctuate significantly when interest rates change.
U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and
non-U.S.
banks, which could be harmful to a Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

Energy Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Energy Sector Risk
. The Fund’s Private Market Assets may include energy sector investments, thereby exposing the Fund to risks associated with this sector. Increases or decreases in the commodity supply or demand and resulting changes in pricing related to natural gas, natural gas liquids, crude oil, coal or other energy commodities, may have a significant impact on Private Market Assets focused on this sector. Major governmental policy changes impacting fossil fuels could have a material adverse impact on the energy industry and the Fund’s investments relating to this sector. Additionally, the energy sector is a highly regulated industry both domestically and internationally which can also have a material impact on the investments in this sector. Other factors that may adversely affect the value of securities of companies in the energy sector include operational risks, challenges to exploration and production, competition, inability to make accretive acquisitions, significant accident or event that is not fully insured at a company, natural depletion of reserves, and other unforeseen natural disasters.
Energy sector investments are affected by worldwide energy prices and costs related to energy production. These investments may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These investments may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

Utilities Sector [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Utilities Sector.
The Fund’s Private Market Assets may include utilities sector investments, thereby exposing the Fund to risks associated with this sector. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising. Other factors that may adversely affect the value of securities of companies in the utilities sector include interest rate changes, supply and demand fluctuations, technological developments, natural resources conservation, and changes in commodity prices, which may be caused by supply and demand fluctuations or other market forces.

Geographic Concentration Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Geographic Concentration Risks.
An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration.

Emerging Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets.
Some Investment Funds may invest in portfolio companies located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.
The Fund’s Private Market Assets could be negatively impacted by the current hostilities in Eastern Europe, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could be more significant. Certain of the Private Market Assets in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the United States and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. Sanctions could result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities. These sanctions could also impair the Fund’s ability to meet its investment objective. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments. This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet shareholder redemptions. The Fund could seek to suspend redemptions in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.

Sector Concentration [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sector Concentration.
An Investment Fund may concentrate its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Technology Sector [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Technology Sector.
Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.

Financial Sector [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Financial Sector.
Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and it can fluctuate as a result of increased competition or changing interest rates. In addition, events in the financial sector over the past several years have resulted in reduced liquidity in credit and a high degree of volatility in the financial markets. This situation has negatively affected many financial services companies, such as by causing such companies’ values to decline.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Risk.
Private Market Assets may include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Private Market Assets are denominated against the U.S. dollar may result in a decrease in the Fund’s NAV. The Advisers will not elect to hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Non-U.S. Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S.
Risk.
Certain Private Market Assets may invest in foreign portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied regarding the Private Market Assets may be incomplete, inaccurate and/or significantly delayed. The Fund and the Investment Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the NAV of the Fund.

Illiquidity of Private Market Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquidity of Private Market Assets.
There is no regular market for interest in Private Market Assets, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the applicable Investment Manager or portfolio company and could occur at a discount to the stated NAV. If the Advisers determine to cause the Fund to sell its interests in a Private Market Asset, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time.

Investments in Non-Voting Stock; Inability to Vote [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in
Non-Voting
Stock; Inability to Vote.
Under certain circumstances, the Fund may hold its interests in the Private Market Assets in non-voting
form or limit its voting rights to a certain percentage in order to avoid becoming (i) an “affiliated person” of any Private Market Asset within the meaning of the 1940 Act and (ii) subject to the 1940 Act limitations and prohibitions on transactions with affiliated persons. In such cases, where only voting securities are available for purchase, the Fund will generally seek to create by contract the same result as owning a non-voting
security by agreeing to relinquish or limit the right to vote in respect of its investment. The Fund may irrevocably waive its rights (if any) to vote its interest in an Private Market Asset. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually foregoes the right to vote the Private Market Asset securities, the Fund will not be able to vote or may be able to vote only to a limited extent on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on a Private Market Asset could be diminished, which may consequently adversely affect the Fund and its Shareholders. Any such waiver arrangement should benefit the Fund, as it will enable the Fund would be able to if it were deemed to be an “affiliate” of the Private Market Asset within the meaning of the 1940 Act.

Nature of Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Nature of Portfolio Companies.
The Private Market Assets include direct and indirect investments in various companies, ventures and businesses. This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.

High Yield Securities and Distressed Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Securities and Distressed Securities
. Private Market Assets may include investments in fixed income securities rated investment grade or non-investment
grade (commonly referred to as high yield securities or “junk bonds”) and may include investments in unrated fixed income securities.
Non-investment
grade securities are fixed income securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or if unrated considered by an Investment Manager to be equivalent quality.
Non-investment
grade debt securities in the lowest rating categories or unrated debt securities determined to be of comparable quality may involve a substantial risk of default or may be in default. Private Market Assets in non-investment
grade securities expose it to a substantial degree of credit risk.
Non-investment
grade securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest.
Non-investment
grade securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative.
Non-investment
grade securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of non-investment
grade debt securities may result in an increased incidence of default. In the event of a default, an Investment Fund or the Fund may incur additional expenses to seek recovery. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.
Certain Private Market Assets may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. The characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. These securities may also present a substantial risk of default. An Investment Fund’s or the Fund’s investment in any instrument is subject to no minimum credit standard and a significant portion of the obligations and preferred stock in which an Investment Fund or the Fund may invest may be non-investment
grade (commonly referred to as junk bonds), which may result in the Investment Fund or the Fund experiencing greater risks than it would if investing in higher rated instruments.

Co-Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Co-Investments
. The market for
Co-Investments
may be very limited and competitive, and the
Co-Investments
to which the Fund wishes to allocate capital may not be available at any given time.
Co-Investments
may be heavily negotiated and may create additional transaction costs for the Fund.
Co-Investments
are more concentrated than investments in Investment Funds, which hold multiple portfolio companies.

Trade Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Trade Risk.
In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. Tariffs on imported goods could further increase costs, decrease margins, and adversely affect the revenues and profitability of the Private Market Assets in which the Fund invests to the extent that rely on goods imported from such impacted jurisdictions.
There is uncertainty as to further actions that may be taken under the current U.S. presidential administration with respect to U.S. trade policy. Further governmental actions related to the imposition of tariffs or other trade barriers or changes to international trade agreements or policies, could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of companies whose businesses rely on goods imported from outside of the United States.

Force Majeure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Force Majeure Risk.
Issuers may be affected by force majeure events (
i.e.
, events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an issuer or a counterparty to the Fund or an issuer) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an issuer or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more issuers or its assets, could result in a loss to the Fund, including if its investment in such issuer is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Valuation of the Fund's Interests in Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation of the Fund’s Interests in Investment Funds.
The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations provided by the Investment Managers on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund provides valuations, and issues Shares, on a daily basis. A large percentage of the securities in which the Fund invests do not have a readily ascertainable market price and are fair valued by the Investment Manager. In this regard, an Investment Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Manager, the
accuracy of the valuations provided by the Investment Managers, that the Investment Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, an Investment Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities.
An Investment Manager’s information could also be inaccurate due to fraudulent activity, mis-valuation
or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever.

Valuations Subject to Adjustment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuations Subject to Adjustment.
The Fund determines its NAV daily based upon the quarterly valuations reported by the Investment Managers typically within
45-60
days of each
quarter-end,
which may not reflect market or other events occurring subsequent to the quarter-end.
The Adviser will fair value the Fund’s holdings in Investment Funds to reflect such events, consistent with its valuation policies; however, there is no guarantee the Adviser will correctly fair value such investments. Additionally, the valuations reported by Investment Managers may be subject to later adjustment or revision. For example, fiscal year-end
NAV calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. The Fund’s NAV reported for regulatory purposes, may differ from the NAV and returns reported for Shareholder transactions, resulting from adjustments made in the preparation of the Fund’s financial statements in accordance with U.S. generally accepted accounting principles required at period end. Because such adjustments or revisions, whether increasing or decreasing the NAV of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. In other words, if the Fund’s NAV is adjusted after Shareholders have received their repurchase proceeds, the adjustment will not, in most cases, result in an adjustment to a Shareholder’s repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Investment Managers or revisions to the NAV of an Investment Fund adversely affect the Fund’s NAV, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a NAV higher
than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a NAV lower than the adjusted amount.
Similarly, if the Fund’s NAV is adjusted after a Shareholder purchases Shares, the adjustment generally will not result in an adjustment to the purchase price of the Shares. As a result, to the extent that such subsequently adjusted valuations from the Investment Managers or revisions to the NAV of an Investment Fund adversely affect the Fund’s NAV, a purchasing Shareholder may be adversely affected by having purchased Shares at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may benefit a purchasing Shareholder who purchased Shares at a NAV lower than the adjusted amount.

Daily Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Daily Valuation Risk.
The Fund is offered on a daily basis and calculates a daily NAV per Share. The Adviser seeks to evaluate on a daily basis material information about the Fund’s holdings; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase Shares may receive more or less Shares and investors who tender their Shares may receive more or less cash proceeds than they otherwise would receive.

Termination of the Fund's Interest in an Investment Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Termination of the Fund’s Interest in an Investment
Fund
.
An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets. The Fund’s over-commitment strategy may increase the risk that the Fund is unable to satisfy a capital call from an Investment Fund.

General Risks of Secondary Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risks of Secondary Investments.
The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. There is a risk that investors exiting an Investment Fund through a secondary transaction may possess superior knowledge regarding the value of their holdings and the portfolio investments of the Investment Fund and the Fund may pay more for a secondary investment than it would have if it were also privy to such information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Advisers consider (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a Secondary Investment, the Fund will generally not have the ability to modify or amend such Secondary Investment fund’s constituent documents (
e.g.
, limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.
Where the Fund acquires a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Secondary Investment fund and, subsequently, that Secondary Investment fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Secondary Investment fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Secondary Investment fund, there can be no assurance that the Fund would have such right or prevail in any such claim.
The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including, among other things: (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.
Additionally, the Fund may acquire interests in Secondary Investments through structured transactions such as CFOs or similar investment vehicles that own existing secondaries and direct investments. These structures may impose additional administrative costs that the Fund would not have incurred had it invested in Secondary Investments directly. Secondary Investments held inside of a CFO may be subject to the risks and benefits of leverage at the CFO level. If the Fund acquires interests in a Secondary Investment fund through a CFO, the Fund may be limited in its ability to enforce its rights against such Secondary Investment fund.

Commitment Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Commitment Strategy
. The Fund’s investments in Secondary Investments typically will include an unfunded portion where the Fund commits to invest equity in an Investment Fund in the future, as will the Fund’s investments in Primary Investments. Similarly, the Fund’s
Co-Investments
may include an unfunded commitment to invest equity in special purpose vehicles or other issuers. These unfunded commitments generally can be drawn at the discretion of the general partner of the Investment Fund or other issuer subject to certain conditions (e.g., notice provisions). At times, the Fund expects that a significant portion of its assets will be invested in money market funds or other cash items, pending the calling of these unfunded commitments, as part of its risk management process to seek to ensure the Fund will have sufficient cash and cash equivalents to meet its obligations with respect to its unfunded commitments to invest equity in Investment Funds and special purpose vehicles that acquire Private Market Assets as they come due. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative.
The Fund will employ an “over-commitment” strategy, which could result in an insufficient cash supply to fund unfunded commitments to the applicable Investment Funds. Such a short fall would have negative impacts on the Fund, including an adverse impact on the Fund’s ability to pay for repurchases of Shares tendered by Shareholders, pay distributions or to meet expenses generally. Moreover, if the Fund defaults on its unfunded commitments or fails to satisfy capital calls in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Investment Fund. Any failure by the Fund to make timely capital contributions in respect of its unfunded commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, indirectly cause the Fund, and, indirectly, the Shareholders to be subject to certain penalties from the Investment Funds (including the complete forfeiture of the Fund’s investment in an Investment Fund), or (iii) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Allocation Risk.
The
Sub-Adviser
advises clients and sponsors, administers, manages and/or advises traditional and non-traditional
investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the “Related Investment Accounts”). Certain Related Investment Accounts may have investment objectives and/or utilize investment strategies that are similar or comparable to those of the Fund (the “Related Funds”). As a result, certain investments may be appropriate for the Fund and also for other Related Investment Accounts.
Decisions as to the allocation of investment opportunities among the Fund and other Related Investment Accounts present numerous inherent conflicts of interest, particularly where an investment opportunity has limited availability. In order to address these conflicts of interest, the
Sub-Adviser
adopted allocation policies and procedures that were designed to require that all investment allocation decisions made by the investment team are being made fairly and equitably among Related Investment Accounts over time.
Subject to applicable law, the
Sub-Adviser
will allocate opportunities among the Fund and the Related Investment Accounts in its sole discretion. The
Sub-Adviser
will determine such allocations among its Related Investment Accounts in its sole discretion in accordance with their respective guidelines and based on such factors and considerations as it deems appropriate. Subject to the foregoing and the paragraph below, available capacity with respect to each investment opportunity generally will be allocated among the various Related Investment Accounts for which the investment has been approved pro rata.
The 1940 Act imposes significant limits on
co-investments
with affiliates of the Fund. The Advisers and the Fund have obtained an exemptive order from the SEC that permits the Fund to co-invest
alongside its affiliates in privately negotiated investments. However, the SEC exemptive order contains certain conditions that limit or restrict the Fund’s ability to participate in a Private Market Asset, including, without limitation, in the event that the available capacity with respect to a Private Market Asset is less than the aggregate recommended allocation to the Fund and the Related Investment Accounts. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment. Additionally, third parties, such as the general partners of Primary Investment funds, may not prioritize an allocation to the Fund when faced
with a more established pool of capital also competing for allocation. Ultimately, an inability to receive the desired allocation to certain Private Market Assets could represent a risk to the Fund’s ability to achieve the desired investment returns. See “Investment Program—StepStone Allocation Policy.”

"J-Curve" Performance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
“J-Curve”
Performance Risk.
Investment Funds typically exhibit
“J-curve”
performance, such that an Investment Fund’s net asset value typically declines moderately or flattens during the early portion of the Investment Fund’s lifecycle as investment-related fees and expenses accrue prior to the realization of investment gains. As the Investment Fund matures and as assets are sold, the
Advisers
believe that the pattern typically reverses with increasing net asset value and distributions. There can be no assurance, however, that any or all of the Investment Funds in which the Fund invests will exhibit this pattern of investment returns.

Quota Share Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Quota Share Instruments.
Quota shares instruments generally will be considered illiquid securities by the Fund. Quota share instruments are typically more customizable but less liquid investments than event-linked bonds. Like event-linked bonds, an investor in quota share instruments participates in the premiums and losses associated with underlying reinsurance contracts.
Quota share instruments are subject to the same risks as insurance-linked securities described below. In addition, because quota share instruments represent an interest in a basket of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the insurer and/or reinsurer. Quota share instruments may be difficult to value.

Insurance-Linked Securities ("ILS") [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Insurance-Linked Securities (“ILS”).
The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest and/or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of the ILS. Trigger events may include natural or other perils of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. Natural perils include disasters such as hurricanes, earthquakes, windstorms, fires, floods and other weather-related occurrences, as well as mortality or longevity events. Non-natural perils include disasters resulting from human-related activity such as commercial and industrial accidents or business interruptions. Major natural disasters (such as in the cases of Super Typhoon Goni in the Philippines in 2020, monsoon flooding in China in 2020, Hurricane Irma in Florida and the Caribbean in 2017, Super Storm Sandy in 2012, and Hurricane Ian in Florida in 2022) or commercial and industrial accidents (such as aviation disasters and oil spills) can result in significant losses, and investors in ILS with exposure to such natural or other disasters may also experience substantial losses. If the likelihood and severity of natural and other large disasters increase, the risk of significant losses to reinsurers may increase. Typically, one significant triggering event (even in a major metropolitan area) will not result in financial failure to a reinsurer. However, a series of major triggering events could cause the failure of a reinsurer. Similarly, to the extent the Fund invests in ILS for which a triggering event occurs, losses associated with such event will result in losses to the Fund and a series of major triggering events affecting a large portion of the ILS held by the fund will result in substantial losses to the Fund. The Fund may also invest in ILS that are subject to “indemnity triggers.” An indemnity trigger is a trigger based on the actual losses of the ceding sponsor (i.e., the party seeking reinsurance). ILS subject to indemnity triggers are often regarded as being subject to potential moral hazard, since such ILS are triggered by actual losses of the ceding sponsor and the ceding sponsor may have an incentive to take actions and/or risks that would have an adverse effect on the Fund. For example, a ceding sponsor might inflate its total claims paid above the ILS trigger level in order to share its losses with investors in the ILS. Thus, bonds with indemnity triggers may be subject to moral hazard, because the trigger
depends on the ceding sponsor to properly identify and calculate losses that do and do not apply in determining whether the trigger
amount has been reached. In short, “moral hazard” refers to this potential for the sponsor to influence bond performance, as payouts are based on the individual policy claims against the sponsor and the way the sponsor settles those claims. There is no way to accurately predict whether a trigger event will occur and, accordingly, ILS carry significant risks. In addition to the specified trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of the Fund’s average net assets attributable to Shares
Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	3.50%
Other Transaction Expenses [Abstract]
Management Fees [Percent]		1.40%
Interest Expenses on Borrowings [Percent]	[2]	0.13%
Distribution/Servicing Fees [Percent]	[3]	0.85%
Acquired Fund Fees and Expenses [Percent]	[4]	0.59%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5],[6]	0.22%
Total Annual Expenses [Percent]		3.19%
Expense Example, Year 01		$ 66
Expense Example, Years 1 to 3		130
Expense Example, Years 1 to 5		196
Expense Example, Years 1 to 10		$ 372
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class S Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			20,404,401
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]		1.40%
Interest Expenses on Borrowings [Percent]	[2]	0.13%
Distribution/Servicing Fees [Percent]	[3]	0.25%
Acquired Fund Fees and Expenses [Percent]	[4]	0.59%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5],[6]	0.22%
Total Annual Expenses [Percent]		2.59%
Expense Example, Year 01		$ 26
Expense Example, Years 1 to 3		81
Expense Example, Years 1 to 5		138
Expense Example, Years 1 to 10		$ 292
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class D Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			1,430,933
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]		1.40%
Interest Expenses on Borrowings [Percent]	[2]	0.13%
Distribution/Servicing Fees [Percent]	[3]	0.00%
Acquired Fund Fees and Expenses [Percent]	[4]	0.59%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5],[6]	0.22%
Total Annual Expenses [Percent]		2.34%
Expense Example, Year 01		$ 24
Expense Example, Years 1 to 3		73
Expense Example, Years 1 to 5		125
Expense Example, Years 1 to 10		$ 268
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class I Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			65,613,484
Class R Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]		1.40%
Interest Expenses on Borrowings [Percent]	[2]	0.13%
Distribution/Servicing Fees [Percent]	[3]	0.85%
Acquired Fund Fees and Expenses [Percent]	[4]	0.59%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5],[6]	0.22%
Total Annual Expenses [Percent]		3.19%
Expense Example, Year 01		$ 32
Expense Example, Years 1 to 3		98
Expense Example, Years 1 to 5		167
Expense Example, Years 1 to 10		349
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class R Shares
Outstanding Security, Held [Shares]	[7]		0
Outstanding Security, Not Held [Shares]	[7]		0
Class S Shares Held [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		66
Expense Example, Years 1 to 3		130
Expense Example, Years 1 to 5		196
Expense Example, Years 1 to 10		372
Class D Shares Held [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		26
Expense Example, Years 1 to 3		81
Expense Example, Years 1 to 5		138
Expense Example, Years 1 to 10		292
Class I Shares Held [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		24
Expense Example, Years 1 to 3		73
Expense Example, Years 1 to 5		125
Expense Example, Years 1 to 10		268
Class R Shares Held [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		32
Expense Example, Years 1 to 3		98
Expense Example, Years 1 to 5		167
Expense Example, Years 1 to 10		$ 349

[1]	Investors purchasing Class S Shares will be charged a sales load of 3.50% of the investment amount. The table assumes the sales load is charged. See “Plan of Distribution.”
[2]	Interest Payments on Borrowed Funds is based on the use of leverage in the form of bank borrowings equal to 0.61% of the Fund’s total net assets and the current annual interest rate on bank borrowings of 6.99%. The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of bank borrowings and variations in market interest rates. Interest expense is required to be treated as an expense of the Fund for accounting purposes. See “Investment Program – Leverage.”
[3]	The Fund has adopted a distribution and shareholder services plan (the “Distribution and Shareholder Services Plan”) and pays the Distribution and Shareholder Servicing Fee under such plan. The maximum annual rates at which the Distribution and Shareholder Servicing Fees may be paid under the Distribution and Shareholder Services Plan (calculated as a percentage of the Fund’s average daily net assets attributable to each of the Class S Shares, Class D Shares and Class R Shares) is 0.85% for Class S Shares and Class R Shares and 0.25% for Class D Shares, of which 0.25% is a shareholder servicing fee and the remaining portion, if any, is a distribution fee. Class I Shares are not subject to any distribution and/or shareholder servicing fee under the Distribution and Shareholder Services Plan. See “Plan of Distribution.”
[4]	Some or all of the Investment Funds in which the Fund intends to invest charge carried interests, incentive fees or allocations based on the Investment Funds’ performance (“Performance Fees”). The Investment Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00% based on committed capital, and approximately 15%—20% of net profits as a Performance Fee. The Acquired Fund Fees and Expenses disclosed above are based on historic returns of the Investment Funds in which the Fund invested in during the 12 months ended December 31, 2024. These expenses may change substantially over time and, therefore, significantly affect Acquired Fund Fees and Expenses. The 0.59% shown as Acquired Fund Fees and Expenses reflects operating expenses of the Investment Funds (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds) after refunds, excluding any Performance Fees or allocations paid by the Investment Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.
[5]	Includes amounts paid under an administration agreement (the “Administration Agreement”) between the Fund and StepStone Private Wealth as administrator (the “Administrator”). Under the Administration Agreement, the Fund pays the Administrator an administration fee (the “Administration Fee”) in an amount up to 0.12% on an annualized basis of the Fund’s net assets. From the proceeds of the Administration Fee, the Administrator pays UMB Fund Services, Inc. (the “Sub-Administrator”) a sub-administration fee (the “Sub-Administration Fee”) in an amount up to 0.08% on an annualized basis of the Fund’s net assets, subject to a minimum annual fee. The Sub-Administration Fee is paid pursuant to a sub-administration agreement and a fund accounting agreement each between the Administrator and the Sub-Administrator. The Administration Fee is accrued daily based on the value of the net assets of the Fund as of the close of business on each business day (including any assets in respect of shares that is repurchased by the Fund on such date) and payable in arrears within ten business days after the end of the month. The Sub-Administration Fee is calculated in a manner substantially similar to the Administration Fee and is payable monthly in arrears.
[6]	Other Expenses include all other expenses incurred by the Fund, such as professional fees relating to legal, tax and audit expenses; Fund operating expenses such as transfer agency fees, custody fees, administration fees, trustee fees, and non-interest related credit facility fees (amortization of debt acquisition costs); and expenses relating to the offering and sale of Shares. Other Expenses are estimated for the fiscal period ending March 31, 2026.
[7]	Class R Shares were effective and available for purchase as of October 20, 2025.